UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

(415) 636-7000

Registrant’s telephone number, including area code:

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
27.7%	Corporates	124,322,105	123,998,834
58.5%	Treasuries	263,527,174	261,988,012
13.1%	Government Related	58,897,998	58,521,445
0.4%	Other Investment Company	1,839,670	1,839,670
99.7%	Total Investments	448,586,947	446,347,961
0.3%	Other Assets and Liabilities, Net		1,410,485
100.0%	Net Assets		447,758,446

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.7% of net assets

Financial Institutions 11.4%
Banking 9.2%
American Express Credit Corp.
2.60%, 09/14/20 (b)	990,000	998,752
2.25%, 05/05/21 (b)	300,000	297,101
Bank of America Corp.
5.75%, 12/01/17	1,000,000	1,039,201
6.88%, 04/25/18	500,000	533,660
2.25%, 04/21/20	500,000	496,022
2.63%, 10/19/20	750,000	750,679
2.63%, 04/19/21	500,000	497,800
Bank of America NA
1.65%, 03/26/18	500,000	500,120
2.05%, 12/07/18	500,000	502,657
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	504,300
Barclays PLC
2.00%, 03/16/18	250,000	249,694
2.75%, 11/08/19	300,000	299,421
BB&T Corp.
6.85%, 04/30/19	300,000	333,755
BNP Paribas S.A.
2.40%, 12/12/18	250,000	252,414
2.45%, 03/17/19	250,000	251,673
BPCE S.A.
2.25%, 01/27/20	700,000	696,487
Capital One Bank USA NA
1.65%, 02/05/18 (b)	250,000	249,616
2.40%, 09/05/19 (b)	250,000	251,273
Capital One NA
2.95%, 07/23/21 (b)	250,000	252,168
Citigroup, Inc.
2.55%, 04/08/19	200,000	201,867
2.40%, 02/18/20	300,000	299,532
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 10/26/20	750,000	753,556
2.70%, 03/30/21	500,000	499,896
Commonwealth Bank of Australia
2.25%, 03/13/19	250,000	251,231
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70%, 03/19/18	500,000	500,285
Credit Suisse AG
1.75%, 01/29/18	250,000	249,700
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,000,000	989,311
3.45%, 04/16/21	1,000,000	1,001,072
Deutsche Bank AG
1.88%, 02/13/18	600,000	592,495
Discover Bank
3.10%, 06/04/20 (b)	250,000	253,010
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	504,581
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,377
HSBC Holdings PLC
3.40%, 03/08/21	500,000	506,563
2.95%, 05/25/21	300,000	298,932
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,852
2.38%, 11/13/19	300,000	300,802
2.75%, 08/07/20	500,000	500,033
JPMorgan Chase & Co.
6.00%, 01/15/18	800,000	837,374
1.63%, 05/15/18	500,000	499,090
2.25%, 01/23/20 (b)	500,000	498,675
2.55%, 10/29/20 (b)	500,000	501,736
2.40%, 06/07/21 (b)	1,100,000	1,089,139
4.35%, 08/15/21	1,000,000	1,071,638
KeyBank NA
1.65%, 02/01/18	250,000	250,151
KeyCorp
2.30%, 12/13/18 (b)	250,000	252,187
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	251,930
Morgan Stanley
7.30%, 05/13/19	1,000,000	1,117,486
2.65%, 01/27/20	400,000	402,740
2.80%, 06/16/20	800,000	807,572
5.75%, 01/25/21	1,000,000	1,113,285
PNC Bank NA
2.20%, 01/28/19 (b)	500,000	503,462
2.45%, 11/05/20 (b)	750,000	752,953
Rabobank Nederland NY
2.50%, 01/19/21	250,000	250,367

1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regions Bank
2.25%, 09/14/18 (b)	300,000	301,091
Royal Bank of Canada
2.15%, 03/15/19	750,000	753,339
2.50%, 01/19/21	250,000	251,597
Santander UK PLC
3.05%, 08/23/18	150,000	152,540
2.35%, 09/10/19	250,000	250,141
State Street Corp.
2.55%, 08/18/20	100,000	100,995
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	250,000	251,432
2.05%, 01/18/19	250,000	249,553
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21	500,000	492,201
Svenska Handelsbanken AB
1.63%, 03/21/18	250,000	249,838
2.40%, 10/01/20	150,000	149,708
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	507,364
The Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	200,000	202,210
3.55%, 09/23/21 (b)	500,000	521,809
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	249,216
2.05%, 06/05/19	200,000	200,360
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	522,607
2.38%, 01/22/18	246,000	247,635
6.15%, 04/01/18	1,000,000	1,055,122
2.60%, 04/23/20 (b)	1,000,000	1,002,217
2.75%, 09/15/20 (b)	500,000	502,800
The Toronto-Dominion Bank
1.75%, 07/23/18	250,000	250,446
2.63%, 09/10/18	500,000	508,243
2.13%, 07/02/19	250,000	251,044
UBS AG
1.80%, 03/26/18	300,000	300,135
2.35%, 03/26/20	500,000	498,600
US Bank NA
1.40%, 04/26/19 (b)	500,000	494,803
Wells Fargo & Co.
5.63%, 12/11/17	1,000,000	1,040,825
2.60%, 07/22/20	200,000	201,094
2.10%, 07/26/21	500,000	489,128
Wells Fargo Bank NA
1.65%, 01/22/18	500,000	500,548
1.75%, 05/24/19	100,000	99,724
Westpac Banking Corp.
2.25%, 01/17/19	600,000	603,122
2.60%, 11/23/20	250,000	251,146
		41,013,306
Insurance 0.9%
Aetna, Inc.
3.95%, 09/01/20	225,000	235,993
Aflac, Inc.
2.40%, 03/16/20	100,000	100,587
American International Group, Inc.
5.85%, 01/16/18	100,000	104,562
2.30%, 07/16/19 (b)	100,000	100,563
3.30%, 03/01/21 (b)	250,000	256,830
Anthem, Inc.
2.25%, 08/15/19	600,000	599,251
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assurant, Inc.
2.50%, 03/15/18	150,000	151,249
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	504,580
Chubb INA Holdings, Inc.
2.30%, 11/03/20 (b)	200,000	199,863
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	250,359
MetLife, Inc.
6.82%, 08/15/18	200,000	216,605
Prudential Financial, Inc.
6.00%, 12/01/17	29,000	30,235
2.30%, 08/15/18	73,000	73,698
5.38%, 06/21/20	250,000	273,604
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	93,500
UnitedHealth Group, Inc.
1.70%, 02/15/19	350,000	349,254
2.70%, 07/15/20	250,000	253,752
Voya Financial, Inc.
2.90%, 02/15/18	229,000	231,701
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	76,500
		4,102,686
Finance Companies 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	510,000
Air Lease Corp.
2.13%, 01/15/18	500,000	501,167
3.38%, 01/15/19 (b)	150,000	153,108
GATX Corp.
2.50%, 07/30/19	150,000	150,621
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	500,000	500,157
International Lease Finance Corp.
4.63%, 04/15/21	500,000	520,000
		2,335,053
REITs 0.6%
Boston Properties LP
3.70%, 11/15/18 (b)	250,000	258,241
ProLogis LP
2.75%, 02/15/19 (b)	450,000	457,395
Simon Property Group LP
2.50%, 09/01/20 (b)	500,000	504,589
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	250,609
4.25%, 03/01/22 (b)	500,000	531,323
Welltower, Inc.
4.13%, 04/01/19 (b)	350,000	363,729
		2,365,886
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19	100,000	108,877
Jefferies Group LLC
5.13%, 04/13/18	150,000	155,152

2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	707,825
		971,854
		50,788,785

Industrial 14.9%
Communications 1.8%
America Movil, S.A.B. de CV
5.00%, 10/16/19	350,000	378,344
American Tower Corp.
3.40%, 02/15/19	350,000	358,350
3.30%, 02/15/21 (b)	250,000	254,326
AT&T, Inc.
1.40%, 12/01/17	200,000	199,395
5.50%, 02/01/18	250,000	260,320
2.38%, 11/27/18	150,000	151,166
5.20%, 03/15/20	250,000	268,962
2.45%, 06/23/20 (b)	300,000	297,369
4.60%, 02/15/21 (b)	300,000	317,993
5.00%, 03/01/21	150,000	161,895
British Telecommunications PLC
2.35%, 02/14/19	200,000	201,426
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)(c)	400,000	408,588
Crown Castle International Corp.
4.88%, 04/15/22	250,000	270,085
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	311,402
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	211,128
NBCUniversal Media LLC
4.38%, 04/01/21	178,000	192,142
Orange S.A.
2.75%, 02/06/19	200,000	203,000
Telefonica Emisiones S.A.U.
3.19%, 04/27/18	250,000	253,903
The Walt Disney Co.
2.15%, 09/17/20	500,000	501,536
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	530,647
Time Warner, Inc.
2.10%, 06/01/19	300,000	299,501
Verizon Communications, Inc.
3.65%, 09/14/18	500,000	515,800
2.55%, 06/19/19	200,000	202,556
4.50%, 09/15/20	400,000	428,558
Viacom, Inc.
4.50%, 03/01/21	500,000	528,773
Vodafone Group PLC
4.63%, 07/15/18	250,000	260,468
		7,967,633
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.90%, 11/30/21 (b)	1,000,000	996,838
AbbVie, Inc.
1.75%, 11/06/17	500,000	501,288
1.80%, 05/14/18	250,000	249,932
Actavis Funding SCS
2.35%, 03/12/18	250,000	251,577
3.00%, 03/12/20 (b)	500,000	507,501
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Altria Group, Inc.
2.63%, 01/14/20 (b)	250,000	253,188
Amgen, Inc.
2.13%, 05/01/20 (b)	250,000	248,968
Anheuser-Busch InBev Finance, Inc.
1.25%, 01/17/18	500,000	498,226
1.90%, 02/01/19	200,000	200,102
2.15%, 02/01/19	700,000	704,605
2.65%, 02/01/21 (b)	500,000	502,217
AstraZeneca PLC
1.75%, 11/16/18	200,000	200,134
2.38%, 11/16/20	250,000	249,241
Baxalta, Inc.
2.00%, 06/22/18	250,000	250,086
Becton Dickinson & Co.
3.25%, 11/12/20	300,000	308,583
Cardinal Health, Inc.
2.40%, 11/15/19	250,000	252,033
Celgene Corp.
2.88%, 08/15/20	500,000	506,077
Colgate-Palmolive Co.
2.95%, 11/01/20	100,000	103,605
Covidien International Finance S.A.
4.20%, 06/15/20	200,000	213,164
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	250,000	253,744
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	250,000	255,889
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	251,222
2.05%, 04/01/19	300,000	301,179
2.55%, 09/01/20	500,000	503,768
Johnson & Johnson
5.15%, 07/15/18	250,000	265,550
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	301,810
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	250,000	252,164
McKesson Corp.
2.28%, 03/15/19	200,000	201,154
Medtronic, Inc.
1.38%, 04/01/18	200,000	199,760
2.50%, 03/15/20	500,000	505,118
Merck & Co., Inc.
1.30%, 05/18/18	350,000	349,862
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	243,896
Mylan N.V.
3.75%, 12/15/20 (b)(c)	250,000	254,285
Mylan, Inc.
2.55%, 03/28/19	250,000	249,847
Newell Brands, Inc.
2.05%, 12/01/17	300,000	301,026
3.15%, 04/01/21 (b)	550,000	560,200
PepsiCo, Inc.
4.50%, 01/15/20	200,000	215,087
1.85%, 04/30/20 (b)	250,000	248,278
Pfizer, Inc.
2.10%, 05/15/19	600,000	605,780
Philip Morris International, Inc.
5.65%, 05/16/18	250,000	264,531
Quest Diagnostics, Inc.
4.75%, 01/15/20	250,000	267,160

3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Quest Diagnostics, Inc.
2.50%, 03/30/20 (b)	300,000	300,650
Reynolds American, Inc.
2.30%, 06/12/18	250,000	252,044
6.88%, 05/01/20	500,000	570,180
Sanofi
1.25%, 04/10/18	100,000	100,331
St Jude Medical, Inc.
2.80%, 09/15/20 (b)	250,000	250,019
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,000,000	961,628
The Coca-Cola Co.
3.30%, 09/01/21	500,000	522,117
The JM Smucker Co.
2.50%, 03/15/20	250,000	251,040
The Kroger Co.
2.00%, 01/15/19	100,000	100,191
2.30%, 01/15/19 (b)	100,000	100,789
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	303,163
Unilever Capital Corp.
4.80%, 02/15/19	100,000	106,642
		17,667,469
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	250,000	271,883
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	350,469
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	373,110
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	531,595
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	301,255
Goldcorp, Inc.
2.13%, 03/15/18	100,000	100,051
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	317,693
Nucor Corp.
5.85%, 06/01/18	100,000	105,983
Rock-Tenn Co.
4.45%, 03/01/19	200,000	209,246
The Dow Chemical Co.
4.25%, 11/15/20 (b)	250,000	265,191
Vale Overseas Ltd.
5.88%, 06/10/21	500,000	525,250
		3,351,726
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	250,000	251,845
Amazon.com, Inc.
2.60%, 12/05/19 (b)	200,000	204,152
American Honda Finance Corp.
1.60%, 07/13/18	250,000	250,379
2.45%, 09/24/20	250,000	251,429
Costco Wholesale Corp.
1.13%, 12/15/17	250,000	250,174
CVS Health Corp.
1.90%, 07/20/18	250,000	250,643
2.25%, 08/12/19 (b)	400,000	401,874
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
2.15%, 01/09/18	250,000	250,304
5.00%, 05/15/18	500,000	520,284
2.46%, 03/27/20	250,000	246,766
5.75%, 02/01/21	675,000	735,726
General Motors Financial Co., Inc.
3.25%, 05/15/18	250,000	252,568
6.75%, 06/01/18	500,000	532,818
3.20%, 07/13/20 (b)	300,000	300,014
3.20%, 07/06/21 (b)	500,000	494,807
McDonald's Corp.
2.75%, 12/09/20 (b)	300,000	303,789
Nordstrom, Inc.
6.25%, 01/15/18	200,000	209,926
Starbucks Corp.
2.00%, 12/05/18 (b)	150,000	151,438
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	160,284
Target Corp.
2.30%, 06/26/19	500,000	507,563
The Home Depot, Inc.
3.95%, 09/15/20 (b)	200,000	212,246
2.00%, 04/01/21 (b)	250,000	247,870
Toyota Motor Credit Corp.
2.10%, 01/17/19	500,000	502,890
1.90%, 04/08/21	600,000	590,644
Visa, Inc.
2.20%, 12/14/20 (b)	750,000	751,132
Wal-Mart Stores, Inc.
1.13%, 04/11/18	150,000	149,677
3.63%, 07/08/20	200,000	211,437
3.25%, 10/25/20	200,000	209,309
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	200,000	202,922
2.60%, 06/01/21 (b)	200,000	199,243
		9,804,153
Technology 2.1%
Apple, Inc.
1.00%, 05/03/18	300,000	298,688
2.00%, 05/06/20	200,000	200,078
2.25%, 02/23/21 (b)	500,000	500,557
Baidu, Inc.
3.25%, 08/06/18	200,000	204,011
Cisco Systems, Inc.
1.65%, 06/15/18	350,000	351,419
2.45%, 06/15/20	250,000	252,329
1.85%, 09/20/21 (b)	200,000	194,949
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	1,250,000	1,273,952
4.42%, 06/15/21 (b)(c)	500,000	515,013
Fidelity National Information Services, Inc.
2.85%, 10/15/18	250,000	254,452
Fiserv, Inc.
4.75%, 06/15/21	100,000	108,119
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	250,000	253,787
3.60%, 10/15/20 (b)(c)	500,000	514,828
Intel Corp.
2.45%, 07/29/20	200,000	202,736
International Business Machines Corp.
1.63%, 05/15/20	500,000	491,926
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	250,000	256,285

4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	501,964
Microsoft Corp.
1.30%, 11/03/18	250,000	249,711
2.00%, 11/03/20 (b)	400,000	399,823
NetApp, Inc.
2.00%, 12/15/17	500,000	501,187
NVIDIA Corp.
2.20%, 09/16/21 (b)	500,000	489,085
Oracle Corp.
1.90%, 09/15/21 (b)	500,000	489,004
QUALCOMM, Inc.
1.40%, 05/18/18	200,000	199,836
Seagate HDD Cayman
3.75%, 11/15/18	750,000	766,406
Xerox Corp.
2.75%, 09/01/20	100,000	98,095
		9,568,240
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	316,237
FedEx Corp.
2.30%, 02/01/20	250,000	250,331
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,203
Southwest Airlines Co.
2.75%, 11/06/19 (b)	200,000	203,786
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	251,022
		1,324,579
Energy 2.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	150,000	170,229
BP Capital Markets PLC
1.38%, 05/10/18	800,000	797,354
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	149,444
Chevron Corp.
1.10%, 12/05/17 (b)	250,000	249,572
2.19%, 11/15/19 (b)	500,000	505,901
2.42%, 11/17/20 (b)	250,000	251,919
ConocoPhillips
5.20%, 05/15/18	300,000	313,975
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	400,000	418,365
Energy Transfer Partners LP
2.50%, 06/15/18	226,000	226,356
4.15%, 10/01/20 (b)	750,000	774,721
Enterprise Products Operating LLC
2.85%, 04/15/21 (b)	250,000	251,927
EOG Resources, Inc.
2.45%, 04/01/20 (b)	250,000	249,914
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	700,000	698,695
Halliburton Co.
6.15%, 09/15/19	150,000	165,447
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	156,365
2.65%, 02/01/19	300,000	300,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	535,628
Marathon Oil Corp.
2.70%, 06/01/20 (b)	300,000	293,068
Nabors Industries, Inc.
6.15%, 02/15/18	400,000	413,000
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	600,000	637,772
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	248,502
Shell International Finance BV
1.90%, 08/10/18	250,000	251,581
1.63%, 11/10/18	100,000	100,023
4.30%, 09/22/19	400,000	424,675
1.75%, 09/12/21	200,000	193,474
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	529,702
Total Capital International S.A.
2.10%, 06/19/19	100,000	100,404
TransCanada PipeLines Ltd
1.88%, 01/12/18	300,000	300,082
Valero Energy Corp.
9.38%, 03/15/19	200,000	231,257
		9,940,298
Capital Goods 1.6%
3M Co.
1.63%, 06/15/19	250,000	250,909
Boeing Capital Corp.
2.90%, 08/15/18 (b)	250,000	255,982
4.70%, 10/27/19	400,000	433,514
Caterpillar, Inc.
3.90%, 05/27/21	1,000,000	1,056,491
Eaton Corp.
5.60%, 05/15/18	300,000	316,531
Fortive Corp.
2.35%, 06/15/21 (b)(c)	200,000	196,854
General Electric Capital Corp.
5.50%, 01/08/20	500,000	549,988
2.20%, 01/09/20 (b)	250,000	251,132
4.38%, 09/16/20	250,000	269,129
General Electric Co.
5.55%, 05/04/20	750,000	832,970
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	100,235
John Deere Capital Corp.
1.55%, 12/15/17	300,000	301,171
1.95%, 12/13/18	250,000	251,569
2.45%, 09/11/20	100,000	100,174
L-3 Communications Corp.
4.75%, 07/15/20	250,000	266,972
Lockheed Martin Corp.
1.85%, 11/23/18	150,000	150,597
3.35%, 09/15/21	350,000	363,171
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,609
Stanley Black & Decker, Inc.
2.45%, 11/17/18	250,000	252,892
United Technologies Corp.
1.50%, 11/01/19	250,000	248,133
1.95%, 11/01/21 (b)	250,000	244,997

5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Waste Management, Inc.
6.10%, 03/15/18	150,000	158,686
		7,052,706
Industrial Other 0.0%
Princeton University
4.95%, 03/01/19	200,000	214,846
		66,891,650

Utility 1.4%
Electric 1.3%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	400,405
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	100,173
CMS Energy Corp.
5.05%, 02/15/18	250,000	259,671
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	504,719
Consumers Energy Co.
5.65%, 04/15/20	100,000	110,608
Dominion Resources, Inc.
2.50%, 12/01/19 (b)	300,000	303,797
2.00%, 08/15/21 (b)	200,000	194,328
DTE Energy Co.
1.50%, 10/01/19	250,000	245,813
Duke Energy Corp.
1.80%, 09/01/21 (b)	750,000	723,699
Eversource Energy
1.45%, 05/01/18 (b)	100,000	99,599
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	304,136
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	200,000	199,757
2.35%, 06/15/20 (b)	200,000	200,342
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	304,672
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	350,741
PG&E Corp.
2.40%, 03/01/19 (b)	250,000	251,866
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,974
Sempra Energy
2.40%, 03/15/20 (b)	250,000	250,216
The Southern Co.
1.55%, 07/01/18	500,000	498,499
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	300,052
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	250,000	249,398
		5,952,465
Natural Gas 0.1%
AGL Capital Corp.
5.25%, 08/15/19	200,000	215,159
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	150,775
		365,934
		6,318,399
Total Corporates
(Cost $124,322,105)		123,998,834

Treasuries 58.5% of net assets
Notes
1.00%, 12/15/17	3,000,000	3,003,399
1.00%, 12/31/17	2,000,000	2,001,954
0.88%, 01/15/18	1,500,000	1,499,033
0.88%, 01/31/18	1,250,000	1,249,048
1.00%, 02/15/18	2,000,000	2,001,054
0.75%, 02/28/18	6,000,000	5,984,178
1.00%, 03/15/18	3,000,000	3,001,407
0.75%, 03/31/18	1,000,000	996,992
0.88%, 03/31/18	2,500,000	2,496,680
0.75%, 04/15/18	3,000,000	2,989,863
0.63%, 04/30/18	3,000,000	2,983,827
0.75%, 04/30/18	3,000,000	2,989,863
2.63%, 04/30/18	3,500,000	3,579,639
0.88%, 05/31/18	2,250,000	2,245,167
1.00%, 05/31/18	1,500,000	1,499,561
1.13%, 06/15/18	3,150,000	3,154,492
1.38%, 06/30/18	2,250,000	2,261,952
1.00%, 08/15/18	2,500,000	2,496,825
4.00%, 08/15/18	2,200,000	2,310,946
1.50%, 08/31/18	4,000,000	4,028,672
0.75%, 09/30/18	2,500,000	2,484,032
1.38%, 09/30/18	1,000,000	1,004,805
0.88%, 10/15/18	3,750,000	3,734,839
0.75%, 10/31/18	1,850,000	1,837,137
1.25%, 10/31/18	3,000,000	3,008,379
1.75%, 10/31/18	1,500,000	1,518,193
1.25%, 11/15/18	3,750,000	3,759,814
3.75%, 11/15/18	650,000	683,033
1.25%, 11/30/18	3,000,000	3,007,617
1.38%, 11/30/18	1,000,000	1,004,980
1.38%, 12/31/18	1,000,000	1,004,902
1.50%, 12/31/18	1,500,000	1,511,192
1.13%, 01/15/19	1,000,000	999,258
1.25%, 01/31/19	700,000	701,285
1.50%, 01/31/19	4,000,000	4,029,296
1.38%, 02/28/19	3,000,000	3,012,363
1.50%, 02/28/19	2,500,000	2,517,530
1.00%, 03/15/19	5,200,000	5,177,962
1.63%, 03/31/19	2,500,000	2,524,267
0.88%, 04/15/19	5,000,000	4,959,670
1.63%, 04/30/19	3,500,000	3,532,130
0.88%, 05/15/19	2,750,000	2,725,132
1.50%, 05/31/19	6,750,000	6,789,946
0.88%, 06/15/19	3,000,000	2,969,706
1.63%, 06/30/19	2,250,000	2,269,379
0.75%, 07/15/19	1,000,000	985,742
0.88%, 07/31/19	2,000,000	1,977,110
1.63%, 08/31/19	3,000,000	3,023,556
0.88%, 09/15/19	3,000,000	2,960,979
1.00%, 09/30/19	3,000,000	2,970,351
1.75%, 09/30/19	6,000,000	6,066,096
1.25%, 10/31/19	1,000,000	996,738
1.50%, 10/31/19	1,300,000	1,304,215
1.50%, 11/30/19	3,000,000	3,007,794
1.63%, 12/31/19	4,750,000	4,778,481
1.25%, 01/31/20	2,550,000	2,533,514
3.63%, 02/15/20	5,250,000	5,602,222
1.38%, 02/29/20	6,300,000	6,275,884

6

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 03/31/20	3,000,000	2,986,935
1.38%, 04/30/20	3,500,000	3,480,722
1.38%, 05/31/20	3,000,000	2,981,367
1.50%, 05/31/20	6,500,000	6,484,257
1.63%, 06/30/20	2,500,000	2,502,832
1.38%, 08/31/20	300,000	297,082
2.13%, 08/31/20	7,000,000	7,122,360
1.38%, 09/30/20	2,300,000	2,275,383
1.38%, 10/31/20	3,000,000	2,965,194
2.63%, 11/15/20	1,000,000	1,035,840
1.63%, 11/30/20	2,700,000	2,691,722
2.00%, 11/30/20	3,000,000	3,034,395
1.75%, 12/31/20	3,000,000	3,003,048
2.38%, 12/31/20	3,500,000	3,590,919
1.13%, 02/28/21	8,500,000	8,281,023
2.00%, 02/28/21	1,700,000	1,717,233
1.25%, 03/31/21	2,000,000	1,956,328
2.25%, 03/31/21	1,500,000	1,530,030
1.38%, 04/30/21	6,500,000	6,385,743
1.38%, 05/31/21	6,000,000	5,892,654
1.13%, 06/30/21	2,500,000	2,423,780
1.13%, 07/31/21	6,000,000	5,810,154
2.13%, 08/15/21	750,000	758,877
1.13%, 08/31/21	5,700,000	5,517,532
1.13%, 09/30/21	6,250,000	6,039,800
1.25%, 10/31/21	2,100,000	2,040,034
2.00%, 11/15/21	3,250,000	3,267,329
1.75%, 11/30/21	2,100,000	2,092,413
1.88%, 11/30/21	1,800,000	1,798,945
Total Treasuries
(Cost $263,527,174)		261,988,012

Government Related 13.1% of net assets

Agency 8.1%
Foreign 2.8%
Austria 0.2%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	992,113
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	500,000	500,079
Colombia 0.1%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	257,875
Germany 1.6%
Kreditanstalt Fuer Wiederaufbau
0.88%, 12/15/17 (d)	1,000,000	997,263
4.50%, 07/16/18 (d)	1,000,000	1,050,828
1.13%, 08/06/18 (d)	300,000	299,066
1.88%, 04/01/19 (d)	1,300,000	1,310,653
1.88%, 06/30/20 (d)	500,000	501,176
1.88%, 11/30/20 (d)	1,500,000	1,499,793
1.63%, 03/15/21 (d)	600,000	590,718
1.50%, 06/15/21 (d)	250,000	244,253
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	250,000	252,428
1.38%, 10/23/19 (d)	250,000	248,054
		6,994,232
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Japan 0.2%
Japan Finance Corp.
1.75%, 11/13/18	100,000	99,942
2.13%, 02/07/19	750,000	753,765
1.75%, 05/28/20	250,000	246,844
		1,100,551
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/18/18	250,000	253,125
5.50%, 02/04/19	200,000	207,900
5.50%, 01/21/21	1,000,000	1,014,250
		1,475,275
Norway 0.1%
Statoil ASA
5.25%, 04/15/19	300,000	323,418
2.90%, 11/08/20	200,000	203,614
		527,032
Republic of Korea 0.1%
Export-Import Bank of Korea
2.50%, 05/10/21	300,000	298,757
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	450,000	448,716
1.25%, 04/12/19	200,000	198,164
		646,880
		12,792,794
U.S. 5.3%
Fannie Mae
0.88%, 10/26/17	1,500,000	1,500,078
0.88%, 02/08/18	1,250,000	1,248,261
1.13%, 10/19/18	900,000	899,429
1.00%, 01/25/19 (b)	1,500,000	1,491,135
1.75%, 06/20/19	1,000,000	1,009,870
1.25%, 07/26/19 (b)	500,000	497,608
1.75%, 09/12/19	1,250,000	1,261,945
1.75%, 11/26/19	1,300,000	1,311,590
1.25%, 08/17/21	500,000	485,551
Federal Farm Credit Bank
1.15%, 02/22/19 (b)	480,000	478,704
Federal Home Loan Bank
0.88%, 03/19/18	2,500,000	2,495,215
2.00%, 09/14/18	995,000	1,010,046
1.63%, 06/14/19	400,000	402,779
1.75%, 03/12/21	2,000,000	1,984,768
Freddie Mac
1.00%, 12/15/17	1,000,000	1,001,019
0.88%, 03/07/18	1,000,000	996,864
1.05%, 04/11/18 (b)	1,750,000	1,746,356
1.10%, 09/13/18 (b)	1,000,000	998,389
0.88%, 10/12/18	1,250,000	1,243,883
1.75%, 05/30/19	1,500,000	1,515,908
		23,579,398
		36,372,192

Local Authority 0.6%
U.S. 0.1%

7

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
California
GO Bonds Series 2010
6.20%, 03/01/19	250,000	275,455
Illinois
GO Bonds Series 2011
5.67%, 03/01/18	150,000	156,136
		431,591
Foreign 0.5%
Province of Manitoba
1.13%, 06/01/18	300,000	298,976
Province of Ontario
3.15%, 12/15/17	250,000	254,669
1.20%, 02/14/18	500,000	499,065
2.00%, 01/30/19	250,000	251,867
4.40%, 04/14/20	500,000	540,618
Province of Quebec
4.63%, 05/14/18	250,000	261,619
		2,106,814
		2,538,405

Sovereign 0.7%
Colombia 0.1%
Republic of Colombia
11.75%, 02/25/20	250,000	318,750
Panama 0.0%
Republic of Panama
5.20%, 01/30/20	200,000	215,500
Philippines 0.1%
Republic of the Philippines
8.38%, 06/17/19	100,000	116,956
4.00%, 01/15/21	200,000	214,111
		331,067
Poland 0.1%
Republic of Poland
6.38%, 07/15/19	350,000	389,858
Mexico 0.1%
United Mexican States
5.13%, 01/15/20	400,000	431,000
Canada 0.1%
Canada Government International Bond
1.13%, 03/19/18	500,000	499,729
Hungary 0.2%
Hungary Government International Bond
6.38%, 03/29/21	1,000,000	1,125,707
		3,311,611

Supranational* 3.7%
African Development Bank
1.63%, 10/02/18	350,000	351,759
1.38%, 02/12/20	200,000	197,861
1.25%, 07/26/21	250,000	241,423
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asian Development Bank
1.75%, 09/11/18	650,000	655,127
1.88%, 04/12/19	250,000	252,190
1.50%, 01/22/20	750,000	747,003
European Bank for Reconstruction & Development
1.63%, 11/15/18	250,000	251,177
1.75%, 11/26/19	200,000	200,653
1.50%, 03/16/20	250,000	246,759
European Investment Bank
1.25%, 05/15/18	500,000	499,730
1.00%, 06/15/18	1,000,000	995,385
1.13%, 08/15/18	600,000	597,805
1.63%, 12/18/18	400,000	401,664
1.88%, 03/15/19	1,000,000	1,008,384
1.63%, 03/16/20	1,000,000	996,620
1.38%, 06/15/20	500,000	493,117
2.50%, 04/15/21	200,000	203,528
Inter-American Development Bank
0.88%, 03/15/18	700,000	696,662
1.75%, 10/15/19	500,000	501,569
1.38%, 07/15/20	250,000	246,566
1.88%, 03/15/21	750,000	745,912
International Bank for Reconstruction & Development
1.38%, 04/10/18	500,000	500,942
1.88%, 03/15/19	1,250,000	1,265,740
1.88%, 10/07/19	750,000	755,143
1.63%, 03/09/21	1,250,000	1,233,794
1.38%, 05/24/21	500,000	486,966
International Finance Corp.
1.75%, 09/04/18	200,000	201,593
1.75%, 09/16/19	250,000	251,440
1.13%, 07/20/21	650,000	624,884
Nordic Investment Bank
1.13%, 03/19/18	200,000	199,804
1.13%, 02/25/19	250,000	248,037
		16,299,237
Total Government Related
(Cost $58,897,998)		58,521,445
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	1,839,670	1,839,670
Total Other Investment Company
(Cost $1,839,670)		1,839,670

End of Investments.

8

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

At 11/30/16, the tax basis cost of the fund's investments was $448,612,447 and the unrealized appreciation and depreciation were $841,062 and ($3,105,548), respectively, with a net unrealized depreciation of ($2,264,486).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,417,307 or 0.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO –	General obligation

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$123,998,834	$—	$123,998,834
Treasuries	—	261,988,012	—	261,988,012
Government Related[1]	—	58,521,445	—	58,521,445
Other Investment Company[1]	1,839,670	—	—	1,839,670
Total	$1,839,670	$444,508,291	$—	$446,347,961
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
9

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
22.2%	Corporates	74,999,769	74,705,655
37.2%	Treasuries	126,823,147	125,249,534
3.9%	Government Related	12,988,010	12,974,815
38.4%	Securitized	128,364,941	129,211,762
0.8%	Other Investment Company	2,731,036	2,731,036
3.4%	Short-Term Investment	11,499,323	11,499,540
105.9%	Total Investments	357,406,226	356,372,342
(1.2%)	TBA Sale Commitments	(3,897,422)	(3,884,057)
(4.7%)	Other Assets and Liabilities, Net		(15,990,052)
100.0%	Net Assets		336,498,233

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 22.2% of net assets

Financial Institutions 8.2%
Banking 6.1%
American Express Credit Corp.
2.60%, 09/14/20 (b)	1,000,000	1,008,840
2.25%, 05/05/21 (b)	500,000	495,169
Bank of America Corp.
5.65%, 05/01/18	1,000,000	1,050,817
3.30%, 01/11/23 (h)	1,750,000	1,753,055
Capital One Financial Corp.
3.50%, 06/15/23	1,000,000	1,003,308
Citigroup, Inc.
2.70%, 03/30/21	1,000,000	999,792
2.35%, 08/02/21	750,000	735,773
3.40%, 05/01/26	500,000	487,274
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,377
HSBC Holdings PLC
5.10%, 04/05/21	750,000	810,292
4.30%, 03/08/26	500,000	514,254
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	999,667
JPMorgan Chase & Co.
2.40%, 06/07/21 (b)	1,000,000	990,126
3.13%, 01/23/25 (b)(h)	1,000,000	981,908
3.30%, 04/01/26 (b)	1,000,000	984,549
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500,000	517,292
Morgan Stanley
5.63%, 09/23/19	500,000	543,734
2.50%, 04/21/21	1,000,000	990,027
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	748,660
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	502,346
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	99,806
Synchrony Financial
4.50%, 07/23/25 (b)	600,000	615,438
The Goldman Sachs Group, Inc.
2.63%, 04/25/21 (b)	1,500,000	1,492,851
The PNC Financial Services Group, Inc.
5.13%, 02/08/20	950,000	1,029,624
Wells Fargo & Co.
2.50%, 03/04/21	1,000,000	997,727
		20,603,706
Brokerage/Asset Managers/Exchanges 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	252,795
Finance Companies 0.3%
Air Lease Corp.
2.13%, 01/15/18	1,000,000	1,002,334
Insurance 0.8%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	1,000,000	1,011,088
Cigna Corp.
4.00%, 02/15/22 (b)	500,000	522,444
MetLife, Inc.
7.72%, 02/15/19	500,000	562,193
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	537,549
		2,633,274
REITs 0.9%
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	239,213
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	255,164
Prologis LP
3.75%, 11/01/25 (b)	500,000	515,555
Realty Income Corp.
3.00%, 01/15/27 (b)	750,000	707,800
Simon Property Group LP
2.35%, 01/30/22 (b)	1,000,000	989,803
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	247,041
		2,954,576
		27,446,685

1

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial 13.0%
Basic Industry 0.8%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	511,822
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	373,110
Barrick Gold Corp.
4.10%, 05/01/23	1,000,000	1,038,586
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	350,154
The Dow Chemical Co.
4.25%, 11/15/20 (b)	155,000	164,418
Westlake Chemical Corp.
4.88%, 05/15/23 (b)(c)	250,000	260,313
		2,698,403
Capital Goods 0.7%
Fortive Corp.
3.15%, 06/15/26 (b)(c)	1,000,000	978,888
United Technologies Corp.
1.95%, 11/01/21 (b)	500,000	489,993
Vulcan Materials Co.
7.50%, 06/15/21	850,000	1,009,375
		2,478,256
Communications 1.9%
American Tower Corp.
3.30%, 02/15/21 (b)	750,000	762,979
AT&T, Inc.
2.38%, 11/27/18 (h)	200,000	201,555
5.20%, 03/15/20	250,000	268,963
5.00%, 03/01/21	350,000	377,756
3.00%, 06/23/22 (b)	500,000	491,303
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (b)(c)	250,000	259,965
Comcast Corp.
5.88%, 02/15/18	400,000	420,478
Cox Communications, Inc.
3.35%, 09/15/26 (b)(c)	500,000	472,351
Crown Castle International Corp.
4.88%, 04/15/22	500,000	540,170
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	700,000	726,605
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	527,819
Omnicom Group, Inc.
3.60%, 04/15/26 (b)	500,000	500,141
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	251,920
Viacom, Inc.
4.50%, 03/01/21	250,000	264,387
3.45%, 10/04/26 (b)	500,000	478,819
		6,545,211
Consumer Cyclical 1.8%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	501,283
Ford Motor Credit Co., LLC
1.81%, 01/09/18 (a)	1,000,000	1,001,410
2.02%, 05/03/19	400,000	395,502
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Financial Co., Inc.
3.20%, 07/06/21 (b)	500,000	494,807
Macy's Retail Holdings, Inc.
4.38%, 09/01/23 (b)	250,000	255,631
QVC, Inc.
5.13%, 07/02/22	1,000,000	1,023,516
Toyota Motor Credit Corp.
1.55%, 10/18/19	1,300,000	1,286,741
Under Armour, Inc.
3.25%, 06/15/26 (b)	300,000	283,172
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,001,509
		6,243,571
Consumer Non-Cyclical 3.2%
Abbott Laboratories
2.35%, 11/22/19	250,000	250,383
3.40%, 11/30/23 (b)	1,000,000	993,724
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	500,710
Altria Group, Inc.
4.75%, 05/05/21	500,000	545,640
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	500,000	502,218
3.70%, 02/01/24	250,000	259,404
AstraZeneca PLC
2.38%, 11/16/20	250,000	249,241
Biogen, Inc.
4.05%, 09/15/25 (b)	500,000	515,629
Celgene Corp.
3.55%, 08/15/22	500,000	513,084
Express Scripts Holding Co.
3.40%, 03/01/27 (b)	500,000	474,428
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	502,840
Kraft Heinz Foods Co.
2.00%, 07/02/18	750,000	751,795
3.50%, 07/15/22 (b)	750,000	769,147
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	250,000	243,896
3.00%, 07/15/26 (b)	500,000	472,019
Newell Brands, Inc.
5.00%, 11/15/23 (b)	800,000	855,318
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	536,065
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	500,000	493,677
The JM Smucker Co.
2.50%, 03/15/20	500,000	502,080
The Kroger Co.
2.00%, 01/15/19	750,000	751,432
		10,682,730
Energy 2.5%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	251,659
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (b)(c)	1,000,000	954,295
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,045,912
Enterprise Products Operating LLC
2.85%, 04/15/21 (b)	1,000,000	1,007,709

2

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
4.10%, 02/01/21	500,000	526,754
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	499,068
Occidental Petroleum Corp.
3.40%, 04/15/26 (b)	500,000	500,195
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	500,000	494,743
Schlumberger Investment SA
3.65%, 12/01/23 (b)	500,000	519,601
Shell International Finance BV
2.25%, 11/10/20	1,000,000	997,312
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	529,702
3.60%, 12/01/24 (b)	500,000	501,806
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (b)	500,000	477,050
		8,305,806
Technology 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	250,000	254,791
6.02%, 06/15/26 (b)(c)	500,000	526,944
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	500,000	507,574
3.60%, 10/15/20 (b)(c)	250,000	257,414
4.90%, 10/15/25 (b)(c)	500,000	512,363
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	508,068
NVIDIA Corp.
2.20%, 09/16/21 (b)	1,000,000	978,169
Seagate HDD Cayman
3.75%, 11/15/18	500,000	510,938
4.88%, 06/01/27 (b)	250,000	219,605
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	1,000,000	962,261
		5,238,127
Transportation 0.5%
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	200,000	196,750
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,003,642
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	500,000	490,675
		1,691,067
		43,883,171

Utility 1.0%
Electric 0.9%
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	533,185
DTE Energy Co.
2.85%, 10/01/26 (b)	500,000	467,681
Duke Energy Corp.
5.05%, 09/15/19 (h)	750,000	810,354
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	150,318
PPL Capital Funding, Inc.
3.50%, 12/01/22 (b)	500,000	512,487
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	501,845
Xcel Energy, Inc.
2.40%, 03/15/21 (b)	150,000	149,639
		3,125,509
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,517
Sempra Energy
2.88%, 10/01/22 (b)	150,000	149,773
		250,290
		3,375,799
Total Corporates
(Cost $74,999,769)		74,705,655

Treasuries 37.2% of net assets
Notes
0.75%, 02/28/18 (h)	10,000,000	9,973,630
3.88%, 05/15/18	3,400,000	3,542,174
1.50%, 08/31/18	2,000,000	2,014,336
3.75%, 11/15/18	1,000,000	1,050,820
1.38%, 11/30/18	1,000,000	1,004,980
1.13%, 01/15/19	2,500,000	2,498,145
0.75%, 02/15/19 (h)	4,000,000	3,964,140
1.50%, 02/28/19	3,000,000	3,021,036
1.00%, 03/15/19	1,750,000	1,742,583
1.63%, 03/31/19	3,000,000	3,029,121
1.25%, 04/30/19	2,250,000	2,250,835
0.88%, 05/15/19	2,000,000	1,981,914
1.50%, 05/31/19	1,500,000	1,508,877
0.88%, 06/15/19 (h)	5,000,000	4,949,510
1.00%, 06/30/19	1,250,000	1,240,796
1.63%, 06/30/19	1,500,000	1,512,919
1.00%, 08/31/19	1,500,000	1,486,407
1.00%, 09/30/19 (h)	8,250,000	8,168,465
1.75%, 09/30/19 (h)	10,000,000	10,110,160
3.38%, 11/15/19	4,500,000	4,759,366
1.50%, 11/30/19 (h)	1,000,000	1,002,598
2.38%, 12/31/20 (h)	500,000	512,989
3.63%, 02/15/21	1,800,000	1,938,164
1.13%, 02/28/21	500,000	487,119
1.25%, 03/31/21	1,000,000	978,164
2.25%, 04/30/21	500,000	509,698
1.38%, 05/31/21 (h)	500,000	491,055
2.13%, 08/15/21	500,000	505,918
1.75%, 02/28/22 (h)	4,000,000	3,961,484
1.75%, 03/31/22 (h)	2,000,000	1,978,672
1.75%, 04/30/22	2,000,000	1,976,484
2.00%, 07/31/22	2,500,000	2,497,070
1.63%, 08/15/22 (h)	2,000,000	1,957,696
1.88%, 08/31/22	600,000	594,727
1.75%, 09/30/22	2,000,000	1,967,032
1.88%, 10/31/22	2,000,000	1,979,376
1.63%, 11/15/22	2,400,000	2,340,422
2.00%, 11/30/22	700,000	697,101
2.13%, 12/31/22 (h)	3,200,000	3,206,250
2.00%, 02/15/23	2,500,000	2,485,450
1.50%, 02/28/23	600,000	578,344
1.50%, 03/31/23 (h)	3,500,000	3,370,118
1.63%, 04/30/23	1,500,000	1,454,268
1.75%, 05/15/23	3,000,000	2,929,806
1.38%, 06/30/23 (h)	6,050,000	5,765,105
1.38%, 08/31/23	3,250,000	3,089,024
1.38%, 09/30/23	1,000,000	949,883
2.75%, 11/15/23	600,000	621,727

3

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/15/26	1,850,000	1,732,605
1.50%, 08/15/26	1,600,000	1,477,813
2.00%, 11/15/26	1,450,000	1,403,158
Total Treasuries
(Cost $126,823,147)		125,249,534

Government Related 3.9% of net assets

Agency 1.2%
Foreign 1.2%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.50%, 02/06/19 (d)	1,000,000	1,000,683
4.00%, 01/27/20 (d)	1,000,000	1,069,992
		2,070,675
Norway 0.4%
Statoil A.S.A.
2.65%, 01/15/24	1,500,000	1,466,473
Republic of Korea 0.2%
Korea Development Bank
3.75%, 01/22/24	500,000	516,435
		4,053,583

Local Authority 0.2%
Foreign 0.2%
Canada 0.2%
Province of British Columbia
2.25%, 06/02/26	500,000	479,726
		479,726

Sovereign 0.9%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	244,000
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	511,875
Mexico 0.5%
United Mexican States
5.13%, 01/15/20	500,000	538,750
3.63%, 03/15/22	250,000	250,000
4.13%, 01/21/26	750,000	742,500
		1,531,250
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	100,125
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,482
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	556,940
		3,107,672

Supranational* 1.6%
European Investment Bank
1.00%, 06/15/18	1,000,000	995,385
4.00%, 02/16/21	750,000	808,494
Inter-American Development Bank
3.88%, 09/17/19	500,000	530,287
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	995,717
International Finance Corp.
1.75%, 09/04/18	1,600,000	1,612,747
1.75%, 09/16/19	150,000	150,864
1.13%, 07/20/21	250,000	240,340
		5,333,834
Total Government Related
(Cost $12,988,010)		12,974,815

Securitized 38.4% of net assets

Collateralized Mortgage Obligations 1.9%
Banc of America Funding 2005-E Trust
Series 05-E Class 5A1
3.19%, 05/20/35 (a)(b)	27,903	27,645
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
2.71%, 07/20/34 (a)(b)	263,916	255,047
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	249,648	250,994
Fannie Mae REMICs
Series 2003-15 Class CB
5.00%, 03/25/18 (b)	28,870	29,322
Series 2010-83 Class AK
3.00%, 11/25/18 (b)	31,685	32,059
Series 2004-29 Class GA
3.50%, 05/25/19 (b)	11,966	12,001
Series 1990-8 Class G
6.00%, 01/25/20 (b)	30,620	31,856
Series 2011-9 Class HC
3.25%, 03/25/24 (b)	117,844	118,605
Series 2010-75 Class NA
4.00%, 09/25/28 (b)	6,515	6,527
Series 2011-69 Class EA
3.00%, 11/25/29 (b)	56,511	56,796
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	798,006	814,859
Series 2010-29 Class PA
4.50%, 10/25/38 (b)	65,323	65,568
Freddie Mac REMICs
Series 2663 Class BC
4.00%, 08/15/18 (b)	1,060,889	1,078,586
Series 3649 Class EA
2.25%, 12/15/18 (b)	33,937	34,093
Series 2704 Class JF
1.09%, 05/15/23 (a)(b)	220	220
3.50%, 11/15/25 (b)	121,838	122,317
Series 3749 Class A
3.50%, 07/15/28 (b)	62,638	63,191
Series 3762 Class GM
3.50%, 08/15/28 (b)	23,718	23,995

4

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2641 Class WE
4.50%, 01/15/33 (b)	79,714	81,586
Series 3747 Class HK
2.50%, 07/15/37 (b)	446,464	451,451
Series 3874 Class PD
3.00%, 06/15/38 (b)	59,015	59,022
Series 3792 Class QC
2.50%, 06/15/39 (b)	330,016	332,853
Freddie Mae REMICs
Series 3866 Class TB
3.50%, 10/15/28 (b)	68,735	69,373
Ginnie Mae
Series 2008-38 Class BE
5.00%, 07/16/36 (b)	15,900	16,435
Series 2011-37 Class KL
2.50%, 04/20/38 (b)	49,574	49,802
Series 2010-114 Class NJ
3.00%, 04/20/38 (b)	148,583	150,716
MASTR Adjustable Rate Mortgages Trust
Series 04-4 Class 4A1
3.12%, 05/25/34 (a)(b)	101,137	99,595
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	130,632	133,242
Mellon Residential Funding Corp.
Series 00-TBC2 Class A1
1.02%, 06/15/30 (a)(b)	73,245	69,949
Merrill Lynch Mortgage Investors Trust
Series 04-B Class A1
1.08%, 05/25/29 (a)(b)	697,219	681,913
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	200,598	200,281
Sequoia Mortgage Trust
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	12,641	11,743
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	608,937	585,165
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	237,401	231,215
WAMU Mortgage Pass-Through Certificates
Series 05-AR9 Class A1A
1.22%, 07/25/45 (a)(b)	213,836	206,713
		6,454,735

Commercial Mortgage-Backed Securities 1.5%
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	305,589	311,774
Fannie Mae-ACES
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	509,459
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	257,468
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	176,589	179,902
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	160,319
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	74,000	80,220
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	657,470
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	111,978
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GE Commercial Mortgage Corp.
Series 2007-C1 Class A4
5.54%, 12/10/49 (b)	111,564	111,982
Ginnie Mae
Series 2012-55 Class A
1.70%, 08/16/33 (b)	106,246	106,257
Series 2013-55 Class A
1.32%, 05/16/34 (b)	158,882	158,080
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	74,874	74,865
LB Commercial Mortgage Trust
Series 2007-C3 Class A1A
6.07%, 07/15/44 (a)(b)	614,636	623,018
Morgan Stanley Capital I Trust
Series 2012-C4 Class A2
2.11%, 03/15/45 (b)	45,436	45,498
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,548,765
		4,937,055

Mortgage-Backed Securities Pass-Through 35.0%
Fannie Mae
6.00%, 06/01/17 to 12/01/35 (b)	897,429	1,009,665
6.50%, 11/01/17 to 09/01/22 (b)	158,324	175,962
4.50%, 03/01/18 to 09/01/41 (b)	1,723,136	1,841,500
7.00%, 07/01/19 to 01/01/35 (b)	236,014	273,109
6.00%, 10/01/19 to 05/01/21 (b)(h)	96,408	109,562
6.50%, 07/01/21 (b)(h)	10,235	11,598
5.50%, 10/01/22 (b)(h)	180,251	201,169
5.50%, 01/01/23 to 12/01/33 (b)	780,253	872,259
5.00%, 09/01/23 to 05/01/40 (b)	1,559,196	1,729,757
2.68%, 02/01/25 (b)	38,000	37,502
3.00%, 01/01/26 to 10/01/46 (b)	12,639,147	12,726,945
3.50%, 04/01/26 to 02/01/46 (b)	10,856,429	11,198,395
2.50%, 07/01/27 to 02/01/43 (b)	3,670,320	3,670,636
4.00%, 04/01/32 to 02/01/42 (b)	677,618	721,146
5.49%, 08/01/32 to 12/01/32 (b)	393,525	416,226
5.45%, 06/01/33 to 07/01/33 (b)	66,269	68,730
3.06%, 06/01/40 (a)(b)	1,537,722	1,628,121
4.00%, 09/01/40 (b)(h)	3,306,992	3,507,059
Fannie Mae TBA
2.00%, 12/01/31 (b)(g)	500,000	488,320
3.00%, 12/01/31 to 12/01/46 (b)(g)	1,500,000	1,510,430
3.50%, 12/01/46 (b)(g)	1,500,000	1,540,606
4.00%, 12/01/46 (b)(g)	4,000,000	4,214,063
Freddie Mac
4.50%, 10/01/18 to 11/01/41 (b)	4,507,360	4,865,271
4.00%, 07/01/19 to 01/01/44 (b)	3,537,753	3,750,490
6.50%, 07/01/19 to 02/01/21 (b)(h)	39,173	40,529
6.00%, 08/01/22 to 05/01/27 (b)	238,242	274,296
6.50%, 08/01/22 to 04/01/26 (b)	70,320	78,588
5.50%, 02/01/23 to 07/01/35 (b)	388,314	432,818
5.00%, 01/01/24 to 10/01/43 (b)	1,057,008	1,160,705
2.50%, 12/01/27 to 05/01/33 (b)	2,380,803	2,391,216
3.00%, 09/01/28 to 10/01/46 (b)	7,335,177	7,344,665
3.50%, 04/01/33 to 05/01/46 (b)	4,984,151	5,138,255
5.50%, 06/01/33 (b)(h)	628,647	708,843
3.50%, 09/01/44 (b)(h)	3,355,128	3,446,458
Freddie Mac TBA
2.50%, 12/01/31 (b)(g)	500,000	501,836
3.00%, 12/01/31 to 12/01/46 (b)(g)	1,500,000	1,525,547
3.50%, 12/01/31 to 12/01/46 (b)(g)	1,000,000	1,034,875
4.00%, 12/01/46 (b)(g)	1,000,000	1,052,285

5

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	23,961	27,305
5.00%, 12/15/17 to 02/15/40 (b)	3,106,322	3,479,117
5.50%, 06/15/18 to 12/15/35 (b)	1,804,788	2,046,229
10.00%, 07/20/18 to 06/20/19 (b)	449	453
4.00%, 08/15/18 to 07/20/46 (b)	3,696,683	3,929,372
9.50%, 08/15/18 to 05/20/20 (b)	1,328	1,390
4.50%, 11/15/18 to 10/15/43 (b)	2,599,318	2,853,671
8.50%, 06/15/21 to 10/20/26 (b)	775	796
7.50%, 03/15/22 to 10/15/25 (b)	2,066	2,132
6.50%, 10/15/23 to 10/15/38 (b)	18,326	21,074
8.00%, 06/20/24 to 07/15/27 (b)	1,546	1,665
3.00%, 02/15/26 to 10/20/46 (b)	4,881,208	4,972,672
3.50%, 01/20/27 to 09/20/46 (b)	9,725,294	10,159,441
2.50%, 06/15/27 to 07/20/46 (b)	356,393	355,286
2.00%, 07/20/28 (b)	16,176	15,951
7.00%, 04/15/31 (b)	5,269	5,820
5.00%, 10/15/34 (b)(h)	1,120,350	1,248,639
3.74%, 04/20/42 (b)	273,424	285,499
Ginnie Mae TBA
3.00%, 12/01/46 (b)(g)	3,500,000	3,551,836
3.50%, 12/01/46 (b)(g)	1,000,000	1,041,250
4.00%, 12/01/46 (b)(g)	2,000,000	2,120,937
		117,819,972
Total Securitized
(Cost $128,364,941)		129,211,762
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	2,731,036	2,731,036
Total Other Investment Company
(Cost $2,731,036)		2,731,036

Short-Term Investment 3.4% of net assets

Government Related 3.4%
Federal Home Loan Bank
0.27%, 12/09/16 (f)	11,500,000	11,499,540
Total Short-Term Investment
(Cost $11,499,323)		11,499,540

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $357,516,660 and the unrealized appreciation and depreciation were $2,665,686 and ($3,810,004), respectively, with a net unrealized depreciation of ($1,144,318).
In addition to the above, the fund had the following TBA sale commitments at 11/30/16.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 1.2% of net assets

Mortgage-Backed Securities Pass-Through 1.2%
Ginnie Mae TBA
5.00%, 12/01/46 (b)(g)	(2,000,000)	(2,202,880)
5.50%, 12/01/46 (b)(g)	(1,500,000)	(1,681,177)
Total TBA Sale Commitments
(Proceeds $3,897,422)		(3,884,057)
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,215,780 or 1.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES –	Alternate Credit Enhancement Securities
REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

6

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$74,705,655	$—	$74,705,655
Treasuries	—	125,249,534	—	125,249,534
Government Related[1]	—	12,974,815	—	12,974,815
Securitized [1]	—	129,211,762	—	129,211,762
Other Investment Company[1]	2,731,036	—	—	2,731,036
Short-Term Investment[1]	—	11,499,540	—	11,499,540
Total	$2,731,036	$353,641,306	$—	$356,372,342
Liabilities Valuation Input

TBA Sale Commitments[1]	—	(3,884,057)	—	(3,884,057)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
7

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
25.8%	Corporates	343,213,704	345,892,364
36.0%	Treasuries	484,915,029	484,229,144
7.6%	Government Related	101,728,135	102,320,940
30.2%	Securitized	404,508,058	406,251,414
0.8%	Other Investment Company	10,395,469	10,395,469
2.6%	Short-Term Investment	34,997,939	34,998,600
103.0%	Total Investments	1,379,758,334	1,384,087,931
(3.0%)	Other Assets and Liabilities, Net		(40,159,390)
100.0%	Net Assets		1,343,928,541

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.8% of net assets

Financial Institutions 8.1%
Banking 5.7%
American Express Co.
7.00%, 03/19/18 (h)	300,000	319,939
American Express Credit Corp.
2.25%, 08/15/19	250,000	251,315
2.25%, 05/05/21 (b)	200,000	198,067
Bank of America Corp.
6.88%, 04/25/18	450,000	480,294
5.65%, 05/01/18 (h)	400,000	420,327
2.65%, 04/01/19	750,000	758,209
5.88%, 01/05/21	500,000	559,436
2.63%, 04/19/21	2,750,000	2,737,900
5.00%, 05/13/21	900,000	978,939
4.45%, 03/03/26	1,000,000	1,029,442
Bank of America NA
6.00%, 10/15/36 (h)	1,250,000	1,500,971
Barclays PLC
2.75%, 11/08/19	1,000,000	998,070
BB&T Corp.
3.95%, 03/22/22 (b)(h)	1,000,000	1,047,476
BNP Paribas S.A.
5.00%, 01/15/21 (h)	250,000	272,965
3.25%, 03/03/23	250,000	253,693
BPCE S.A.
2.50%, 12/10/18	500,000	505,096
2.50%, 07/15/19	1,000,000	1,007,674
Branch Banking & Trust Co.
2.85%, 04/01/21 (b)	500,000	508,034
3.63%, 09/16/25 (b)	500,000	509,814
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	498,018
2.40%, 09/05/19 (b)	800,000	804,074
3.38%, 02/15/23	250,000	248,578
Citigroup, Inc.
2.40%, 02/18/20	1,300,000	1,297,972
2.65%, 10/26/20	2,000,000	2,009,484
5.50%, 09/13/25	1,000,000	1,095,108
4.60%, 03/09/26	200,000	206,534
5.88%, 01/30/42	500,000	595,901
4.65%, 07/30/45	500,000	518,185
4.75%, 08/15/46	500,000	495,567
Commonwealth Bank of Australia
2.25%, 03/13/19	1,000,000	1,004,922
Cooperatieve Rabobank UA
4.63%, 12/01/23	100,000	104,875
4.38%, 08/04/25	250,000	255,137
5.25%, 08/04/45	500,000	545,898
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	1,000,000	989,311
3.45%, 04/16/21	1,000,000	1,001,072
Credit Suisse USA, Inc.
5.40%, 01/14/20	250,000	266,818
Deutsche Bank AG
3.13%, 01/13/21	800,000	769,581
Fifth Third Bancorp
8.25%, 03/01/38	200,000	283,268
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,377
HSBC Bank USA
5.88%, 11/01/34 (h)	500,000	575,525
HSBC Holdings PLC
2.95%, 05/25/21	200,000	199,288
4.00%, 03/30/22	500,000	517,828
4.38%, 11/23/26	500,000	498,912
7.63%, 05/17/32	150,000	192,224
6.50%, 09/15/37	500,000	601,475
JPMorgan Chase & Co.
6.00%, 01/15/18	1,000,000	1,046,718
2.25%, 01/23/20 (b)	300,000	299,205
4.25%, 10/15/20 (h)	1,000,000	1,062,326
2.55%, 10/29/20 (b)	500,000	501,737
2.40%, 06/07/21 (b)	1,000,000	990,126
3.25%, 09/23/22	1,000,000	1,012,186
3.20%, 01/25/23	650,000	656,778
3.13%, 01/23/25 (b)	250,000	245,477
3.30%, 04/01/26 (b)	3,500,000	3,445,921
5.50%, 10/15/40	500,000	586,058
KeyBank NA
2.25%, 03/16/20	300,000	299,511
Lloyds Bank PLC
6.38%, 01/21/21	500,000	574,309

1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lloyds Banking Group PLC
4.65%, 03/24/26	1,000,000	997,845
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	245,438
Morgan Stanley
7.30%, 05/13/19	1,250,000	1,396,857
5.63%, 09/23/19	1,250,000	1,359,336
4.00%, 07/23/25	1,000,000	1,026,328
5.00%, 11/24/25	1,000,000	1,070,778
6.25%, 08/09/26	750,000	899,231
7.25%, 04/01/32	500,000	669,792
4.30%, 01/27/45	500,000	497,189
National City Corp.
6.88%, 05/15/19	100,000	110,041
Rabobank Nederland NY
2.50%, 01/19/21	500,000	500,734
3.38%, 05/21/25	750,000	763,459
Royal Bank of Canada
2.20%, 07/27/18	500,000	504,100
2.15%, 03/15/19	1,000,000	1,004,452
Santander UK PLC
3.05%, 08/23/18	200,000	203,387
2.35%, 09/10/19	250,000	250,141
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	249,553
2.45%, 01/16/20	250,000	249,441
3.40%, 07/11/24	300,000	302,945
Svenska Handelsbanken AB
2.40%, 10/01/20	500,000	499,028
Synchrony Financial
4.50%, 07/23/25 (b)	2,000,000	2,051,460
The Bank of New York Mellon Corp.
2.45%, 11/27/20 (b)	500,000	502,008
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	536,623
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	212,466
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	500,000	527,561
7.50%, 02/15/19	1,000,000	1,114,108
2.75%, 09/15/20 (b)	2,750,000	2,765,403
5.75%, 01/24/22	750,000	847,970
3.63%, 01/22/23	500,000	512,672
3.85%, 07/08/24 (b)	1,000,000	1,027,567
5.95%, 01/15/27	450,000	511,069
6.75%, 10/01/37	300,000	370,809
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	498,950
2.13%, 07/02/19	500,000	502,089
2.50%, 12/14/20	500,000	503,810
UBS AG
1.80%, 03/26/18	1,000,000	1,000,451
2.35%, 03/26/20	500,000	498,600
4.88%, 08/04/20	500,000	542,745
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,006,933
Wachovia Corp.
5.50%, 08/01/35	500,000	555,637
Wells Fargo & Co.
2.10%, 07/26/21	1,000,000	978,255
3.45%, 02/13/23	800,000	799,150
3.30%, 09/09/24	1,000,000	995,549
4.30%, 07/22/27	350,000	362,311
5.38%, 02/07/35	500,000	567,457
3.90%, 05/01/45	500,000	471,195
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Bank NA
1.75%, 05/24/19	1,400,000	1,396,129
Westpac Banking Corp.
4.88%, 11/19/19	500,000	538,156
2.60%, 11/23/20	1,000,000	1,004,584
		76,886,737
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (h)	300,000	326,632
3.50%, 03/18/24	1,000,000	1,041,353
Invesco Finance PLC
3.75%, 01/15/26	350,000	355,594
Jefferies Group LLC
5.13%, 04/13/18	250,000	258,587
5.13%, 01/20/23	100,000	103,488
6.45%, 06/08/27	75,000	81,303
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	224,380
		2,391,337
Finance Companies 0.3%
Air Lease Corp.
3.38%, 01/15/19 (b)	500,000	510,359
GATX Corp.
5.20%, 03/15/44 (b)	500,000	487,938
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	500,000	500,157
4.42%, 11/15/35	500,000	521,492
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,000,000	1,085,000
4.63%, 04/15/21	500,000	520,000
Morgan Stanley
6.63%, 04/01/18	200,000	212,307
		3,837,253
Insurance 1.2%
Aetna, Inc.
3.95%, 09/01/20 (h)	250,000	262,214
4.38%, 06/15/46 (b)	500,000	494,851
Aflac, Inc.
3.63%, 06/15/23	250,000	259,094
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	374,754
6.25%, 05/01/36	250,000	299,261
4.50%, 07/16/44 (b)	500,000	487,442
Anthem, Inc.
2.25%, 08/15/19	300,000	299,625
3.30%, 01/15/23	500,000	499,672
3.50%, 08/15/24 (b)	250,000	250,125
Assurant, Inc.
6.75%, 02/15/34	200,000	236,551
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,054,932
Chubb INA Holdings, Inc.
5.80%, 03/15/18	250,000	263,501
2.70%, 03/13/23	500,000	496,600
Cigna Corp.
4.00%, 02/15/22 (b)	1,000,000	1,044,887
5.38%, 02/15/42 (b)	150,000	164,744
CNA Financial Corp.
7.35%, 11/15/19	325,000	370,577

2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Humana, Inc.
3.85%, 10/01/24 (b)	750,000	767,175
Lincoln National Corp.
4.00%, 09/01/23	200,000	209,415
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	108,992
MetLife, Inc.
6.82%, 08/15/18	450,000	487,362
6.40%, 12/15/36 (b)	500,000	542,500
4.88%, 11/13/43	250,000	267,970
4.05%, 03/01/45	250,000	239,226
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	816,028
5.63%, 06/15/43 (a)(b)	250,000	259,688
The Allstate Corp.
4.50%, 06/15/43	200,000	212,355
The Chubb Corp.
6.00%, 05/11/37	100,000	125,482
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	107,622
5.13%, 04/15/22	1,500,000	1,657,756
6.10%, 10/01/41	500,000	575,937
4.30%, 04/15/43	500,000	454,955
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	327,894
6.75%, 06/20/36	150,000	202,116
UnitedHealth Group, Inc.
2.75%, 02/15/23 (b)	150,000	149,409
3.75%, 07/15/25	500,000	520,034
5.80%, 03/15/36	600,000	723,217
4.75%, 07/15/45	250,000	275,499
Voya Financial, Inc.
2.90%, 02/15/18	153,000	154,805
XLIT Ltd.
5.25%, 12/15/43	500,000	511,707
		16,555,974
REITs 0.7%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	165,997
3.80%, 02/01/24 (b)	150,000	152,712
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	249,905
DDR Corp.
3.63%, 02/01/25 (b)	500,000	483,642
Digital Realty Trust LP
5.88%, 02/01/20 (b)	250,000	273,070
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	427,442
3.75%, 12/01/24 (b)	100,000	101,530
3.25%, 06/30/26 (b)	250,000	242,492
ERP Operating LP
4.63%, 12/15/21 (b)	299,000	325,514
3.38%, 06/01/25 (b)	250,000	249,705
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	494,129
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	500,000	499,979
4.50%, 12/01/44 (b)	150,000	152,752
HCP, Inc.
3.40%, 02/01/25 (b)	200,000	191,371
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	492,998
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	201,541
4.25%, 08/15/29 (b)	300,000	297,483
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	255,794
3.40%, 11/01/22 (b)	150,000	152,567
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	659,912
ProLogis LP
2.75%, 02/15/19 (b)	150,000	152,465
4.25%, 08/15/23 (b)	200,000	213,186
Realty Income Corp.
3.00%, 01/15/27 (b)	250,000	235,933
Regency Centers LP
4.80%, 04/15/21	150,000	161,913
Simon Property Group LP
4.38%, 03/01/21 (b)	500,000	536,150
2.75%, 02/01/23 (b)	500,000	493,486
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	108,081
4.25%, 03/01/22 (b)	350,000	371,926
Welltower, Inc.
4.13%, 04/01/19 (b)	200,000	207,845
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	241,486
		8,793,006
		108,464,307

Industrial 15.7%
Basic Industry 0.9%
Agrium, Inc.
3.15%, 10/01/22 (b)	300,000	298,234
3.38%, 03/15/25 (b)	500,000	486,234
6.13%, 01/15/41 (b)	300,000	336,827
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	350,469
3.05%, 08/01/20 (b)	150,000	153,547
3.65%, 07/15/24 (b)	300,000	311,420
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	266,507
Barrick Gold Corp.
4.10%, 05/01/23	750,000	778,939
5.25%, 04/01/42	500,000	504,584
Barrick North America Finance LLC
4.40%, 05/30/21	326,000	346,600
5.75%, 05/01/43	500,000	533,811
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (h)	700,000	723,576
4.13%, 02/24/42 (h)	250,000	243,890
Eastman Chemical Co.
3.60%, 08/15/22 (b)	49,000	50,375
3.80%, 03/15/25 (b)	189,000	191,144
Ecolab, Inc.
2.25%, 01/12/20	100,000	99,895
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	258,130
International Paper Co.
4.80%, 06/15/44 (b)	200,000	193,539
Lubrizol Corp.
8.88%, 02/01/19	200,000	229,284
LYB International Finance BV
5.25%, 07/15/43	500,000	526,435

3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	529,488
6.00%, 11/15/21 (b)	500,000	569,030
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	237,590
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	239,496
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	102,628
4.50%, 11/01/23 (b)	800,000	849,246
3.65%, 09/15/24 (b)	250,000	250,110
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	200,000	257,524
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (b)	500,000	535,145
Rock-Tenn Co.
4.45%, 03/01/19	250,000	261,558
The Dow Chemical Co.
7.38%, 11/01/29	575,000	751,281
4.25%, 10/01/34 (b)	150,000	145,860
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	155,221
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	373,125
Vale S.A.
5.63%, 09/11/42	250,000	216,215
		12,356,957
Capital Goods 1.3%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	500,000	556,758
2.40%, 08/09/26	750,000	705,208
Deere & Co.
5.38%, 10/16/29	550,000	662,457
Eaton Corp.
2.75%, 11/02/22	250,000	247,378
4.00%, 11/02/32	150,000	149,266
Emerson Electric Co.
4.88%, 10/15/19	200,000	216,805
Fortive Corp.
2.35%, 06/15/21 (b)(c)	300,000	295,281
3.15%, 06/15/26 (b)(c)	200,000	195,778
4.30%, 06/15/46 (b)(c)	500,000	484,910
General Electric Capital Corp.
5.63%, 05/01/18	500,000	529,612
3.45%, 05/15/24 (b)	1,000,000	1,034,308
5.88%, 01/14/38	500,000	627,269
General Electric Co.
5.25%, 12/06/17	500,000	520,377
2.70%, 10/09/22	500,000	502,047
3.38%, 03/11/24	150,000	155,012
4.13%, 10/09/42	250,000	250,609
4.50%, 03/11/44	250,000	264,001
Honeywell International, Inc.
1.85%, 11/01/21 (b)	350,000	341,643
5.38%, 03/01/41	250,000	301,941
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	500,000	480,691
John Deere Capital Corp.
1.55%, 12/15/17	500,000	501,951
1.70%, 01/15/20	150,000	148,178
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	308,224
4.63%, 07/02/44 (b)	300,000	300,479
Security Rate, Maturity Date	Face Amount ($)	Value ($)
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	269,010
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	249,044
5.50%, 11/15/39	100,000	115,558
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	351,066
3.25%, 08/01/23	500,000	512,654
4.75%, 06/01/43	500,000	538,371
Owens Corning
4.20%, 12/15/22 (b)	500,000	519,164
Textron, Inc.
5.95%, 09/21/21 (b)	250,000	277,564
The Boeing Co.
4.88%, 02/15/20	500,000	545,644
2.60%, 10/30/25 (b)	250,000	243,455
6.88%, 03/15/39 (h)	100,000	138,471
3.50%, 03/01/45 (b)	1,000,000	921,724
Tyco International Finance S.A.
5.13%, 09/14/45 (b)	500,000	536,723
United Technologies Corp.
6.13%, 02/01/19	500,000	547,022
1.50%, 11/01/19	500,000	496,267
1.95%, 11/01/21 (b)	250,000	244,997
4.50%, 06/01/42	700,000	742,701
Vulcan Materials Co.
7.50%, 06/15/21	150,000	178,125
Waste Management, Inc.
4.10%, 03/01/45 (b)	750,000	747,914
		17,955,657
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	553,045
6.40%, 12/15/35	250,000	301,209
6.15%, 03/01/37	450,000	528,255
America Movil, S.A.B. de CV
6.13%, 03/30/40	500,000	567,330
4.38%, 07/16/42	300,000	273,899
American Tower Corp.
3.40%, 02/15/19	500,000	511,929
5.00%, 02/15/24	500,000	538,418
3.13%, 01/15/27 (b)	250,000	231,523
AT&T, Inc.
5.20%, 03/15/20	500,000	537,925
2.45%, 06/23/20 (b)	200,000	198,246
3.00%, 02/15/22 (h)	350,000	347,497
3.00%, 06/23/22 (b)	500,000	491,304
3.40%, 05/15/25 (b)	350,000	336,850
5.35%, 09/01/40	25,000	25,320
4.75%, 05/15/46 (b)	500,000	468,798
4.50%, 03/09/48 (b)(c)	492,000	440,120
4.82%, 03/09/49 (b)(c)	259,000	232,247
CBS Corp.
5.75%, 04/15/20 (h)	275,000	303,126
3.50%, 01/15/25 (b)	500,000	495,183
4.90%, 08/15/44 (b)	100,000	99,485
4.60%, 01/15/45 (b)	500,000	477,731
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (b)(c)	500,000	510,736
4.46%, 07/23/22 (b)(c)	250,000	259,965
4.91%, 07/23/25 (b)(c)	500,000	522,822
6.38%, 10/23/35 (b)(c)	250,000	279,779

4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Comcast Corp.
5.70%, 07/01/19	200,000	219,173
6.50%, 11/15/35	175,000	225,662
4.60%, 08/15/45 (b)	1,000,000	1,039,392
Crown Castle International Corp.
4.88%, 04/15/22	200,000	216,068
4.45%, 02/15/26 (b)	300,000	309,195
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	439,316
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	200,000	207,601
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	263,910
6.13%, 01/31/46 (b)	250,000	246,866
Historic TW, Inc.
6.88%, 06/15/18	500,000	536,900
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	548,350
4.38%, 04/01/21	500,000	539,725
2.88%, 01/15/23	250,000	250,290
5.95%, 04/01/41	150,000	183,856
4.45%, 01/15/43	250,000	253,522
Omnicom Group, Inc.
4.45%, 08/15/20	500,000	533,300
3.65%, 11/01/24 (b)	250,000	253,169
Orange S.A.
2.75%, 02/06/19	150,000	152,250
9.00%, 03/01/31 (a)	200,000	301,440
5.38%, 01/13/42	100,000	112,842
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	919,406
Qwest Corp.
6.75%, 12/01/21	300,000	325,950
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	500,000	529,072
TCI Communication, Inc.
7.13%, 02/15/28	350,000	460,661
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	107,033
5.46%, 02/16/21	500,000	545,350
7.05%, 06/20/36	100,000	116,547
The Walt Disney Co.
3.00%, 02/13/26	750,000	746,930
4.13%, 12/01/41	100,000	101,143
Time Warner Cable, Inc.
5.00%, 02/01/20	500,000	530,647
5.88%, 11/15/40 (b)	1,000,000	1,044,503
Time Warner, Inc.
4.88%, 03/15/20	400,000	428,806
7.63%, 04/15/31	500,000	662,791
6.10%, 07/15/40	350,000	397,913
Verizon Communications, Inc.
3.65%, 09/14/18	350,000	361,060
4.50%, 09/15/20	1,000,000	1,071,396
3.00%, 11/01/21 (b)	200,000	202,001
5.15%, 09/15/23	700,000	776,117
4.15%, 03/15/24 (b)	500,000	525,060
3.50%, 11/01/24 (b)	200,000	201,536
4.40%, 11/01/34 (b)	1,500,000	1,465,483
5.85%, 09/15/35	190,000	216,157
4.27%, 01/15/36	1,000,000	958,576
4.75%, 11/12/41	1,000,000	980,701
4.52%, 09/15/48	750,000	718,105
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	154,483
3.45%, 10/04/26 (b)	250,000	239,410
Vodafone Group PLC
2.95%, 02/19/23	1,000,000	975,431
WPP Finance 2010
3.75%, 09/19/24	250,000	251,918
		32,379,755
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	1,000,000	1,007,381
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	198,352
3.80%, 12/05/24 (b)	250,000	262,445
4.95%, 12/05/44 (b)	500,000	554,832
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	525,060
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	500,596
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	251,171
2.13%, 06/01/21 (b)	500,000	490,448
2.75%, 12/01/22 (b)	1,000,000	982,621
3.38%, 08/12/24 (b)	250,000	250,642
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	290,234
Ford Motor Co.
7.45%, 07/16/31	600,000	745,712
4.75%, 01/15/43	500,000	469,322
Ford Motor Credit Co., LLC
2.15%, 01/09/18	500,000	500,609
5.00%, 05/15/18	350,000	364,199
2.02%, 05/03/19	350,000	346,064
3.34%, 03/18/21	1,000,000	1,003,712
General Motors Co.
3.50%, 10/02/18	250,000	254,562
4.88%, 10/02/23	750,000	784,768
6.25%, 10/02/43	250,000	270,042
General Motors Financial Co., Inc.
3.70%, 05/09/23 (b)	750,000	738,685
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	153,720
3.38%, 09/15/25 (b)	1,000,000	1,024,292
4.65%, 04/15/42 (b)	100,000	105,612
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	219,258
5.13%, 01/15/42 (b)	250,000	228,365
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	203,883
3.13%, 10/15/21 (b)	200,000	202,472
McDonald's Corp.
3.70%, 01/30/26 (b)	500,000	508,425
4.88%, 12/09/45 (b)	250,000	264,308
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	195,946
3.63%, 05/01/43 (b)	100,000	94,186
Nordstrom, Inc.
6.25%, 01/15/18	100,000	104,963
QVC, Inc.
5.13%, 07/02/22	500,000	511,758
5.45%, 08/15/34 (b)	300,000	264,318
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	319,667

5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.
3.75%, 03/15/25 (b)	500,000	500,231
Target Corp.
2.30%, 06/26/19	500,000	507,563
3.50%, 07/01/24	400,000	415,770
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	158,012
5.88%, 12/16/36	500,000	628,188
4.20%, 04/01/43 (b)	500,000	509,941
4.88%, 02/15/44 (b)	150,000	168,994
Toyota Motor Credit Corp.
1.55%, 07/13/18	1,000,000	1,000,894
3.40%, 09/15/21	1,100,000	1,149,053
Under Armour, Inc.
3.25%, 06/15/26 (b)	200,000	188,782
VF Corp.
6.45%, 11/01/37	50,000	63,162
Visa, Inc.
1.20%, 12/14/17	500,000	500,521
4.15%, 12/14/35 (b)	500,000	521,096
4.30%, 12/14/45 (b)	250,000	261,557
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	316,089
3.25%, 10/25/20	500,000	523,273
5.88%, 04/05/27	275,000	341,433
5.25%, 09/01/35	300,000	359,877
6.50%, 08/15/37	150,000	203,591
4.00%, 04/11/43 (b)	500,000	501,671
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	507,306
3.80%, 11/18/24 (b)	500,000	509,296
		25,028,930
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.35%, 11/22/19	400,000	400,612
2.90%, 11/30/21 (b)	250,000	249,210
AbbVie, Inc.
1.75%, 11/06/17	500,000	501,288
2.00%, 11/06/18	1,500,000	1,503,819
3.20%, 11/06/22 (b)	200,000	200,284
4.40%, 11/06/42	300,000	282,629
Actavis Funding SCS
3.85%, 06/15/24 (b)	250,000	253,254
3.80%, 03/15/25 (b)	1,000,000	1,009,587
4.75%, 03/15/45 (b)	500,000	496,579
Altria Group, Inc.
4.75%, 05/05/21	750,000	818,461
5.38%, 01/31/44	250,000	286,931
Amgen, Inc.
5.70%, 02/01/19 (h)	500,000	539,280
3.63%, 05/15/22 (b)	150,000	155,693
2.60%, 08/19/26 (b)	500,000	463,525
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	1,400,000	1,400,717
2.15%, 02/01/19	300,000	301,973
2.65%, 02/01/21 (b)	250,000	251,109
3.65%, 02/01/26 (b)	350,000	353,402
4.70%, 02/01/36 (b)	500,000	525,993
4.90%, 02/01/46 (b)	1,650,000	1,772,339
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	450,000	487,741
4.38%, 02/15/21 (h)	150,000	160,873
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
2.38%, 11/16/20	250,000	249,241
6.45%, 09/15/37	500,000	645,873
Baxalta, Inc.
2.00%, 06/22/18	250,000	250,086
3.60%, 06/23/22 (b)	500,000	507,212
4.00%, 06/23/25 (b)	500,000	505,656
5.25%, 06/23/45 (b)	500,000	529,457
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	135,323
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	115,172
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,759
3.20%, 03/15/23	250,000	252,341
3.75%, 09/15/25 (b)	500,000	514,280
4.60%, 03/15/43	250,000	246,422
4.90%, 09/15/45 (b)	500,000	528,408
Celgene Corp.
2.88%, 08/15/20	1,000,000	1,012,154
3.55%, 08/15/22	1,000,000	1,026,168
3.63%, 05/15/24 (b)	1,000,000	1,008,078
4.63%, 05/15/44 (b)	250,000	244,757
Diageo Capital PLC
1.13%, 04/29/18	100,000	99,389
5.88%, 09/30/36	150,000	183,925
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	769,883
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	475,677
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	500,861
4.75%, 11/15/21	450,000	486,307
4.80%, 07/15/46 (b)	500,000	481,101
General Mills, Inc.
5.65%, 02/15/19	500,000	538,790
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,081,407
3.50%, 02/01/25 (b)	500,000	502,694
5.65%, 12/01/41 (b)	1,000,000	1,144,736
4.75%, 03/01/46 (b)	250,000	257,518
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	527,261
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	110,435
4.85%, 05/15/41	200,000	235,106
3.70%, 03/01/46 (b)	500,000	495,759
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	361,522
5.30%, 03/01/41	200,000	241,544
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	500,000	551,005
Koninklijke Philips N.V.
5.75%, 03/11/18	1,000,000	1,048,981
5.00%, 03/15/42	300,000	308,955
Kraft Heinz Foods Co.
5.38%, 02/10/20	392,000	424,861
3.50%, 06/06/22	1,000,000	1,025,171
5.20%, 07/15/45 (b)	500,000	533,722
4.38%, 06/01/46 (b)	500,000	477,375
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	114,036
McKesson Corp.
2.28%, 03/15/19	650,000	653,750
3.80%, 03/15/24 (b)	500,000	514,095

6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Medtronic, Inc.
1.50%, 03/15/18	750,000	750,304
3.13%, 03/15/22 (b)	750,000	769,331
4.38%, 03/15/35	500,000	519,700
4.63%, 03/15/45	250,000	266,013
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	744,920
2.75%, 02/10/25 (b)	500,000	491,605
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	216,463
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)	1,750,000	1,707,268
3.50%, 05/01/22	100,000	103,506
4.20%, 07/15/46 (b)	500,000	463,696
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	200,018
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	349,301
5.40%, 11/29/43 (b)	200,000	191,591
Newell Brands, Inc.
2.05%, 12/01/17	150,000	150,513
4.70%, 08/15/20	200,000	212,656
5.00%, 11/15/23 (b)	250,000	267,287
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	593,591
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	202,672
4.50%, 01/15/20	250,000	268,859
4.88%, 11/01/40	500,000	554,346
4.45%, 04/14/46 (b)	500,000	526,401
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	489,012
Pfizer, Inc.
7.20%, 03/15/39	250,000	359,204
4.40%, 05/15/44	500,000	522,811
Philip Morris International, Inc.
2.90%, 11/15/21	650,000	661,058
3.25%, 11/10/24	500,000	504,684
3.38%, 08/11/25 (b)	500,000	508,801
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	807,226
Reynolds American, Inc.
4.45%, 06/12/25 (b)	200,000	212,247
5.85%, 08/15/45 (b)	500,000	592,128
Sanofi
1.25%, 04/10/18	250,000	250,828
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	91,976
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,000,000	924,332
The Coca-Cola Co.
3.15%, 11/15/20 (h)	300,000	312,448
2.88%, 10/27/25	500,000	494,654
The JM Smucker Co.
3.50%, 03/15/25	750,000	760,724
The Kroger Co.
2.00%, 01/15/19	400,000	400,764
3.85%, 08/01/23 (b)	100,000	104,217
5.40%, 07/15/40 (b)	50,000	54,640
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	252,126
4.15%, 02/01/24 (b)	300,000	313,757
5.30%, 02/01/44 (b)	300,000	333,806
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Unilever Capital Corp.
4.25%, 02/10/21	700,000	753,717
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	500,405
5.75%, 11/30/39	400,000	454,703
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	95,885
		54,888,746
Energy 2.4%
Anadarko Petroleum Corp.
6.45%, 09/15/36 (h)	100,000	112,918
Apache Corp.
3.25%, 04/15/22 (b)	250,000	251,659
6.00%, 01/15/37	500,000	561,698
5.10%, 09/01/40 (b)	250,000	252,135
BP Capital Markets PLC
2.24%, 05/10/19	500,000	502,745
2.32%, 02/13/20	250,000	249,926
4.50%, 10/01/20	500,000	537,322
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	202,627
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (b)	500,000	492,163
5.85%, 02/01/35	250,000	256,577
6.25%, 03/15/38	200,000	217,813
Chevron Corp.
4.95%, 03/03/19	500,000	534,392
Cimarex Energy Co.
4.38%, 06/01/24 (b)	500,000	513,625
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	405,726
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	453,789
4.70%, 11/01/42 (b)	100,000	87,588
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	1,000,000	1,039,706
5.50%, 09/15/40 (b)	500,000	487,370
Energy Transfer Partners LP
5.20%, 02/01/22 (b)	2,000,000	2,147,076
4.90%, 03/15/35 (b)	250,000	228,283
6.13%, 12/15/45 (b)	500,000	506,112
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	341,235
4.85%, 07/15/26 (b)	500,000	492,700
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	606,034
2.85%, 04/15/21 (b)	250,000	251,927
3.90%, 02/15/24 (b)	100,000	102,307
3.75%, 02/15/25 (b)	500,000	500,681
6.65%, 10/15/34	250,000	287,555
EOG Resources, Inc.
5.63%, 06/01/19	500,000	540,813
4.15%, 01/15/26 (b)	250,000	260,541
3.90%, 04/01/35 (b)	1,000,000	934,577
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	1,000,000	998,136
3.57%, 03/06/45 (b)	500,000	457,627
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	500,748
5.00%, 11/15/45 (b)	500,000	511,987
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	510,382

7

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Husky Energy, Inc.
7.25%, 12/15/19	163,000	185,635
4.00%, 04/15/24 (b)	500,000	508,726
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	290,967
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	445,805
6.95%, 01/15/38	500,000	557,393
5.00%, 08/15/42 (b)	200,000	182,864
5.40%, 09/01/44 (b)	100,000	95,909
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	267,814
4.30%, 06/01/25 (b)	250,000	253,582
5.55%, 06/01/45 (b)	200,000	198,363
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	224,621
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	184,713
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	250,000	240,649
6.50%, 03/01/41 (b)	250,000	253,705
MPLX LP
4.00%, 02/15/25 (b)	250,000	238,315
Nexen Energy ULC
6.20%, 07/30/19	125,000	137,020
5.88%, 03/10/35	300,000	337,477
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	331,264
Occidental Petroleum Corp.
4.40%, 04/15/46 (b)	500,000	497,294
Phillips 66
5.88%, 05/01/42	150,000	174,123
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	486,355
4.68%, 02/15/45 (b)	100,000	90,101
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,137,212
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	500,000	494,744
Shell International Finance BV
4.30%, 09/22/19	350,000	371,590
3.63%, 08/21/42	500,000	442,470
4.38%, 05/11/45	500,000	494,183
4.00%, 05/10/46	250,000	232,625
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	304,574
Suncor Energy, Inc.
6.10%, 06/01/18	1,500,000	1,589,106
3.60%, 12/01/24 (b)	1,000,000	1,003,612
5.95%, 12/01/34	250,000	285,537
Total Capital International S.A.
2.13%, 01/10/19	250,000	251,511
2.88%, 02/17/22	500,000	505,546
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	180,949
Valero Energy Corp.
6.63%, 06/15/37	500,000	559,230
4.90%, 03/15/45	250,000	232,401
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	484,705
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	98,961
Security Rate, Maturity Date	Face Amount ($)	Value ($)
XTO Energy, Inc.
6.75%, 08/01/37 (h)	100,000	135,408
		32,325,559
Industrial Other 0.2%
Howard Hughes Medical Institute
3.50%, 09/01/23	500,000	522,282
Northwestern University
3.69%, 12/01/38	500,000	502,032
Princeton University
4.95%, 03/01/19	418,000	449,027
Thomas & Betts Corp.
5.63%, 11/15/21	1,000,000	1,121,428
		2,594,769
Technology 1.9%
Alphabet, Inc.
3.38%, 02/25/24	300,000	312,761
Apple, Inc.
2.85%, 05/06/21	500,000	511,460
2.40%, 05/03/23	500,000	487,120
2.50%, 02/09/25	1,000,000	959,211
3.85%, 05/03/43	500,000	473,176
4.65%, 02/23/46 (b)	1,000,000	1,060,940
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	505,578
Cisco Systems, Inc.
4.45%, 01/15/20 (h)	250,000	268,048
3.50%, 06/15/25	750,000	780,718
5.50%, 01/15/40	500,000	608,573
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	509,581
6.02%, 06/15/26 (b)(c)	1,000,000	1,053,889
Fidelity National Information Services, Inc.
2.85%, 10/15/18	500,000	508,903
5.00%, 10/15/25 (b)	500,000	542,456
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	251,185
Harris Corp.
6.15%, 12/15/40	150,000	172,381
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)(c)	250,000	256,182
6.35%, 10/15/45 (b)(c)	750,000	741,941
Intel Corp.
3.30%, 10/01/21	400,000	416,757
4.80%, 10/01/41	150,000	164,209
International Business Machines Corp.
4.00%, 06/20/42	750,000	731,224
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	369,818
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	250,982
3.80%, 03/15/25 (b)	500,000	502,155
Microsoft Corp.
1.30%, 11/03/18	1,000,000	998,843
3.13%, 11/03/25 (b)	500,000	506,186
4.45%, 11/03/45 (b)	1,000,000	1,057,181
3.70%, 08/08/46 (b)	1,000,000	933,136
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	490,559
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,002,374
3.38%, 06/15/21 (b)	350,000	355,648

8

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVIDIA Corp.
2.20%, 09/16/21 (b)	500,000	489,085
3.20%, 09/16/26 (b)	500,000	481,158
Oracle Corp.
1.90%, 09/15/21 (b)	750,000	733,505
3.63%, 07/15/23	750,000	782,638
2.95%, 05/15/25 (b)	1,500,000	1,476,474
4.50%, 07/08/44 (b)	500,000	511,666
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	197,318
Seagate HDD Cayman
3.75%, 11/15/18	1,150,000	1,175,156
4.75%, 01/01/25	500,000	466,563
4.88%, 06/01/27 (b)	750,000	658,816
5.75%, 12/01/34 (b)	250,000	211,661
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	500,000	481,131
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	250,000	254,836
Xerox Corp.
2.75%, 03/15/19	400,000	400,746
		26,103,928
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	696,920	687,324
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	300,000	295,125
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	312,599
4.45%, 03/15/43 (b)	250,000	259,164
4.55%, 09/01/44 (b)	300,000	316,365
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	252,843
6.20%, 06/01/36	100,000	129,990
4.50%, 11/07/43 (b)	100,000	106,974
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	270,058
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	242,516	254,960
CSX Corp.
3.70%, 10/30/20 (b)	250,000	260,905
4.10%, 03/15/44 (b)	100,000	95,795
FedEx Corp.
2.63%, 08/01/22	200,000	200,441
3.88%, 08/01/42	200,000	180,978
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	328,221
2.90%, 02/15/23 (b)	250,000	248,737
4.84%, 10/01/41	100,000	107,083
3.95%, 10/01/42 (b)	500,000	470,753
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,136
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	501,821
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	814,363
3.25%, 08/15/25 (b)	500,000	509,464
6.63%, 02/01/29	250,000	322,680
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	197,160
4.88%, 11/15/40 (b)	250,000	282,865
		7,608,804
		211,243,105

Utility 2.0%
Electric 1.8%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	402,756
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	600,607
Appalachian Power Co.
6.38%, 04/01/36 (h)	650,000	795,226
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	250,432
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	500,000	642,431
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	397,514
4.45%, 03/15/44 (b)	350,000	365,565
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	517,654
3.95%, 05/15/43 (b)	500,000	497,999
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	499,825
4.45%, 03/15/21	450,000	483,008
5.25%, 08/01/33	500,000	534,548
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	157,175
DTE Energy Co.
2.85%, 10/01/26 (b)	500,000	467,681
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	107,394
6.45%, 10/15/32	350,000	444,878
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	256,626
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	804,784
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	850,000	846,109
Eversource Energy
3.15%, 01/15/25 (b)	500,000	494,595
Exelon Corp.
4.95%, 06/15/35 (b)(c)	500,000	526,461
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	1,000,000	1,013,821
5.60%, 06/15/42 (b)	300,000	289,252
Georgia Power Co.
4.75%, 09/01/40	350,000	370,467
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	626,771
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	204,314
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)(h)	800,000	801,694
4.55%, 12/01/41 (b)	500,000	534,203
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	484,550
4.30%, 03/15/45 (b)	500,000	510,893

9

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacificorp
5.50%, 01/15/19	150,000	161,031
3.35%, 07/01/25 (b)	500,000	512,086
6.00%, 01/15/39	500,000	636,976
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	1,000,000	1,009,738
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	197,920
PSEG Power LLC
5.13%, 04/15/20	150,000	161,656
8.63%, 04/15/31	500,000	603,735
Puget Sound Energy, Inc.
6.27%, 03/15/37	750,000	943,697
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	268,637
Sempra Energy
2.40%, 03/15/20 (b)	500,000	500,433
3.55%, 06/15/24 (b)	150,000	152,375
Southern California Edison Co.
5.50%, 08/15/18	250,000	267,072
Southern Power Co.
1.50%, 06/01/18	500,000	498,624
The Southern Co.
2.15%, 09/01/19 (b)	200,000	200,357
TransAlta Corp.
6.65%, 05/15/18	100,000	104,501
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	196,157
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	500,087
2.45%, 06/15/20 (b)	500,000	501,845
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	336,681
2.40%, 03/15/21 (b)	100,000	99,759
4.80%, 09/15/41 (b)	750,000	798,883
		23,581,483
Natural Gas 0.2%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	490,522
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	113,740
NiSource Finance Corp.
4.80%, 02/15/44 (b)	500,000	518,552
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	257,174
4.66%, 02/01/44 (b)	150,000	157,458
Southern Calif Gas Co.
2.60%, 06/15/26 (b)	1,000,000	963,591
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	102,432
		2,603,469
		26,184,952
Total Corporates
(Cost $343,213,704)		345,892,364

Treasuries 36.0% of net assets
Bonds
8.13%, 08/15/19	1,000,000	1,180,547
7.63%, 11/15/22	500,000	657,617
6.00%, 02/15/26 (h)	2,000,000	2,606,094
6.50%, 11/15/26	1,000,000	1,366,035
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 02/15/27	1,000,000	1,383,711
6.38%, 08/15/27	1,000,000	1,372,324
6.13%, 11/15/27	400,000	541,391
5.25%, 11/15/28	1,500,000	1,924,482
5.25%, 02/15/29 (h)	1,000,000	1,287,422
5.38%, 02/15/31	3,500,000	4,691,092
4.50%, 02/15/36	1,000,000	1,274,004
5.00%, 05/15/37	500,000	676,416
4.38%, 02/15/38	1,000,000	1,252,695
3.50%, 02/15/39	1,000,000	1,102,969
4.25%, 05/15/39	500,000	612,266
4.50%, 08/15/39	600,000	759,644
4.38%, 11/15/39	1,000,000	1,244,688
4.63%, 02/15/40	1,000,000	1,288,828
4.38%, 05/15/40	1,300,000	1,618,729
3.88%, 08/15/40 (h)	1,500,000	1,736,895
4.25%, 11/15/40	1,150,000	1,407,425
4.75%, 02/15/41	1,450,000	1,905,589
4.38%, 05/15/41	1,250,000	1,559,913
3.75%, 08/15/41	500,000	568,194
3.13%, 11/15/41	1,785,000	1,827,603
3.13%, 02/15/42	1,230,000	1,259,452
3.00%, 05/15/42	1,000,000	1,001,055
2.75%, 08/15/42	2,025,000	1,932,887
2.75%, 11/15/42	2,000,000	1,906,406
3.13%, 02/15/43	1,500,000	1,534,571
2.88%, 05/15/43	2,400,000	2,338,687
3.63%, 08/15/43	1,500,000	1,679,093
3.75%, 11/15/43	1,500,000	1,716,621
3.63%, 02/15/44	3,000,000	3,357,891
3.38%, 05/15/44	3,500,000	3,744,454
3.13%, 08/15/44	2,000,000	2,042,734
3.00%, 11/15/44	3,500,000	3,488,310
2.50%, 02/15/45	4,000,000	3,593,280
3.00%, 05/15/45	3,500,000	3,482,979
2.88%, 08/15/45	2,500,000	2,425,585
3.00%, 11/15/45	3,730,000	3,708,873
2.50%, 02/15/46	3,000,000	2,686,113
2.50%, 05/15/46	3,500,000	3,132,363
2.25%, 08/15/46	3,450,000	2,919,697
2.88%, 11/15/46	700,000	680,490
Notes
1.00%, 12/15/17	3,500,000	3,503,965
0.88%, 01/15/18	3,900,000	3,897,484
2.63%, 01/31/18	2,000,000	2,038,710
1.00%, 02/15/18	3,750,000	3,751,976
3.50%, 02/15/18	1,000,000	1,030,332
0.75%, 02/28/18	4,000,000	3,989,452
2.75%, 02/28/18	1,000,000	1,021,953
1.00%, 03/15/18	2,000,000	2,000,938
0.88%, 03/31/18	4,500,000	4,494,024
2.88%, 03/31/18	2,500,000	2,562,157
0.75%, 04/15/18 (h)	6,500,000	6,478,036
0.63%, 04/30/18	4,500,000	4,475,740
2.63%, 04/30/18	1,400,000	1,431,856
3.88%, 05/15/18	500,000	520,908
0.88%, 07/15/18	2,000,000	1,994,648
1.38%, 07/31/18	2,000,000	2,010,430
1.00%, 08/15/18	5,000,000	4,993,650
4.00%, 08/15/18	2,000,000	2,100,860
0.75%, 08/31/18	6,000,000	5,965,314
1.50%, 08/31/18	1,000,000	1,007,168
0.75%, 09/30/18	1,000,000	993,613
1.38%, 09/30/18	1,750,000	1,758,409
0.88%, 10/15/18	3,000,000	2,987,871
1.25%, 10/31/18	3,000,000	3,008,379
1.75%, 10/31/18	4,000,000	4,048,516
1.25%, 11/15/18	2,000,000	2,005,234
3.75%, 11/15/18	3,000,000	3,152,460

10

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 11/30/18	4,000,000	4,019,920
1.25%, 12/15/18	2,000,000	2,004,336
1.38%, 12/31/18	5,000,000	5,024,510
1.25%, 01/31/19	2,000,000	2,003,672
1.50%, 01/31/19	2,000,000	2,014,648
2.75%, 02/15/19	1,500,000	1,550,948
1.50%, 02/28/19	4,500,000	4,531,554
1.00%, 03/15/19	4,000,000	3,983,048
1.50%, 03/31/19	2,000,000	2,013,476
1.63%, 03/31/19	5,000,000	5,048,535
0.88%, 04/15/19	2,000,000	1,983,868
1.63%, 04/30/19	1,500,000	1,513,770
3.13%, 05/15/19	3,000,000	3,134,940
1.50%, 05/31/19	3,000,000	3,017,754
1.00%, 06/30/19	1,500,000	1,488,956
1.63%, 06/30/19	3,000,000	3,025,839
0.75%, 07/15/19	3,500,000	3,450,097
1.63%, 07/31/19	2,500,000	2,520,410
0.75%, 08/15/19	5,000,000	4,923,535
3.63%, 08/15/19	3,000,000	3,183,750
1.00%, 08/31/19	2,000,000	1,981,876
1.63%, 08/31/19	3,500,000	3,527,482
0.88%, 09/15/19	2,500,000	2,467,483
1.75%, 09/30/19	5,500,000	5,560,588
1.00%, 10/15/19	2,000,000	1,978,710
1.50%, 10/31/19	2,500,000	2,508,105
1.00%, 11/15/19	2,500,000	2,471,925
3.38%, 11/15/19	3,000,000	3,172,911
1.00%, 11/30/19	1,500,000	1,482,803
1.63%, 12/31/19 (h)	9,150,000	9,204,863
1.25%, 01/31/20	1,500,000	1,490,303
3.63%, 02/15/20 (h)	5,000,000	5,335,450
1.13%, 04/30/20	1,000,000	986,484
1.38%, 04/30/20	2,000,000	1,988,984
1.50%, 05/31/20	4,800,000	4,788,374
1.63%, 06/30/20	5,000,000	5,005,665
1.88%, 06/30/20	3,550,000	3,587,442
1.63%, 07/31/20	2,500,000	2,500,488
2.00%, 07/31/20	2,000,000	2,027,578
2.63%, 08/15/20 (h)	2,000,000	2,071,328
2.13%, 08/31/20	1,000,000	1,017,480
1.38%, 09/30/20	6,000,000	5,935,782
2.00%, 09/30/20	500,000	506,455
1.38%, 10/31/20	3,000,000	2,965,194
2.63%, 11/15/20	4,000,000	4,143,360
1.63%, 11/30/20	3,500,000	3,489,269
2.00%, 11/30/20	2,500,000	2,528,663
2.38%, 12/31/20 (h)	6,250,000	6,412,356
1.38%, 01/31/21	5,000,000	4,926,270
2.13%, 01/31/21	1,000,000	1,015,488
3.63%, 02/15/21	2,000,000	2,153,516
1.13%, 02/28/21	2,000,000	1,948,476
2.00%, 02/28/21	2,000,000	2,020,274
1.25%, 03/31/21	2,500,000	2,445,410
2.25%, 04/30/21	2,500,000	2,548,487
3.13%, 05/15/21 (h)	6,600,000	6,974,728
1.38%, 05/31/21	3,000,000	2,946,327
2.13%, 06/30/21	1,000,000	1,013,438
2.25%, 07/31/21	1,200,000	1,221,586
2.13%, 08/15/21 (h)	1,000,000	1,011,836
2.00%, 08/31/21	2,000,000	2,012,032
1.13%, 09/30/21	3,000,000	2,899,104
2.13%, 09/30/21	2,000,000	2,022,890
2.00%, 10/31/21	2,000,000	2,010,312
2.00%, 11/15/21	5,750,000	5,780,659
1.75%, 11/30/21	3,250,000	3,238,258
1.88%, 11/30/21 (h)	4,000,000	3,997,656
2.13%, 12/31/21	2,500,000	2,526,270
1.50%, 01/31/22	3,750,000	3,671,925
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 02/15/22	3,000,000	3,010,605
1.75%, 04/30/22	1,000,000	988,242
1.75%, 05/15/22	1,250,000	1,235,010
1.88%, 05/31/22	3,500,000	3,478,807
2.13%, 06/30/22	1,500,000	1,509,492
2.00%, 07/31/22	2,500,000	2,497,070
1.63%, 08/15/22	1,250,000	1,223,560
1.75%, 09/30/22	5,000,000	4,917,580
1.88%, 10/31/22	3,000,000	2,969,064
1.63%, 11/15/22	5,500,000	5,363,468
2.00%, 11/30/22	4,000,000	3,983,436
2.13%, 12/31/22	2,000,000	2,003,906
1.75%, 01/31/23	2,000,000	1,959,492
2.00%, 02/15/23	3,600,000	3,579,048
1.50%, 02/28/23	2,500,000	2,409,765
1.63%, 04/30/23	2,000,000	1,939,024
1.75%, 05/15/23	3,750,000	3,662,257
1.65%, 05/31/23	4,000,000	3,874,064
2.50%, 08/15/23	5,500,000	5,613,866
1.38%, 08/31/23	1,500,000	1,425,704
1.38%, 09/30/23	2,750,000	2,612,178
2.75%, 11/15/23	2,500,000	2,590,527
2.13%, 11/30/23	2,300,000	2,291,913
2.50%, 05/15/24	5,000,000	5,090,725
2.38%, 08/15/24 (h)	5,000,000	5,037,990
2.25%, 11/15/24	5,000,000	4,984,275
2.00%, 02/15/25	4,000,000	3,905,704
2.13%, 05/15/25 (h)	5,000,000	4,920,605
2.00%, 08/15/25	3,250,000	3,161,639
2.25%, 11/15/25	4,200,000	4,164,317
1.63%, 02/15/26 (h)	6,800,000	6,381,644
1.63%, 05/15/26 (h)	6,500,000	6,087,529
1.50%, 08/15/26	4,000,000	3,694,532
Total Treasuries
(Cost $484,915,029)		484,229,144

Government Related 7.6% of net assets

Agency 3.8%
Foreign 1.5%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	250,000	249,144
Canada 0.1%
Export Development Canada
1.75%, 08/19/19	750,000	753,606
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	650,000	673,400
Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
4.38%, 03/15/18 (d)	500,000	519,859
0.88%, 04/19/18 (d)	2,000,000	1,989,940
4.50%, 07/16/18 (d)	1,250,000	1,313,535
1.13%, 08/06/18 (d)	1,000,000	996,885
1.88%, 04/01/19 (d)	350,000	352,868
1.00%, 07/15/19 (d)	350,000	344,868
4.00%, 01/27/20 (d)	550,000	588,496
2.75%, 09/08/20 (d)	750,000	775,693
2.38%, 08/25/21 (d)	1,000,000	1,013,349
2.50%, 11/20/24 (d)	500,000	501,430

11

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,469
1.88%, 09/17/18 (d)	1,000,000	1,009,710
		9,556,102
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	500,735
1.75%, 11/13/18	1,000,000	999,422
		1,500,157
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	313,000	325,051
5.50%, 02/04/19	300,000	311,850
3.50%, 07/23/20 (c)	500,000	486,650
5.50%, 01/21/21	500,000	507,125
3.50%, 01/30/23	1,250,000	1,113,125
6.50%, 06/02/41	200,000	177,060
5.50%, 06/27/44	160,000	124,560
5.63%, 01/23/46 (c)	750,000	585,787
6.75%, 09/21/47 (c)	318,000	279,719
		3,910,927
Norway 0.1%
Statoil A.S.A.
7.75%, 06/15/23	100,000	125,663
3.70%, 03/01/24	600,000	627,530
5.10%, 08/17/40	250,000	275,753
		1,028,946
Republic of Korea 0.1%
Export-Import Bank of Korea
2.88%, 01/21/25	750,000	733,856
The Korea Development Bank
2.25%, 05/18/20	250,000	247,766
3.00%, 09/14/22	1,250,000	1,268,474
		2,250,096
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	747,860
		20,670,238
U.S. 2.3%
Fannie Mae
1.00%, 09/27/17	2,850,000	2,850,225
0.88%, 02/08/18	1,000,000	998,609
1.13%, 10/19/18	200,000	199,873
1.25%, 07/26/19 (b)	1,000,000	995,216
1.75%, 09/12/19	1,000,000	1,009,556
1.75%, 11/26/19	1,500,000	1,513,372
6.63%, 11/15/30 (h)	500,000	705,575
Federal Farm Credit Bank
1.92%, 04/19/22 (b)	500,000	495,243
Federal Home Loan Bank
5.00%, 11/17/17	750,000	779,480
1.00%, 12/19/17	500,000	500,368
0.88%, 03/19/18	800,000	798,469
5.38%, 05/15/19	500,000	546,566
1.88%, 12/09/22 (h)	2,500,000	2,457,102
5.50%, 07/15/36	500,000	663,070
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
1.00%, 09/29/17	1,500,000	1,502,017
0.88%, 03/07/18 (h)	3,700,000	3,688,397
1.05%, 04/11/18 (b)	2,000,000	1,995,836
4.88%, 06/13/18	1,000,000	1,057,486
1.10%, 09/13/18 (b)	500,000	499,195
1.63%, 11/27/18	1,000,000	1,009,059
1.50%, 06/22/20	1,000,000	997,028
1.45%, 08/10/20 (b)	2,000,000	1,951,300
1.50%, 11/30/20	250,000	248,178
2.63%, 09/06/24	500,000	508,132
6.03%, 10/08/27	250,000	322,917
Private Export Funding Corp.
2.30%, 09/15/20	1,000,000	1,015,667
Tennessee Valley Authority
3.88%, 02/15/21	340,000	367,594
4.65%, 06/15/35	1,000,000	1,161,132
		30,836,662
		51,506,900

Local Authority 1.1%
Foreign 0.3%
Canada 0.3%
Province of British Columbia
2.25%, 06/02/26	200,000	191,890
Province of Manitoba
3.05%, 05/14/24	1,000,000	1,026,070
Province of Manitoba Canada
2.13%, 06/22/26	500,000	469,335
Province of Ontario
4.00%, 10/07/19	400,000	424,295
4.40%, 04/14/20 (h)	1,125,000	1,216,389
Province of Quebec
7.50%, 09/15/29	650,000	917,029
		4,245,008
		4,245,008
U.S. 0.8%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	715,525
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (h)	1,000,000	1,421,480
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	246,912
City of Chicago IL
GO (Build America Bonds) Series 2012B
5.43%, 01/01/42	150,000	123,612
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	114,098
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	364,434
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (h)	700,000	879,795
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,108,990

12

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	398,119
Illinois
GO Bonds Series 2003
4.95%, 06/01/23	130,000	134,866
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	801,097
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	125,318
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (b)	200,000	207,480
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	237,994
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	470,312
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	145,768
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	281,464
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	500,000	520,925
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	195,866
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	292,480
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	122,333
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	292,250
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	382,641
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	695,592
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	461,354
		10,740,705
		14,985,713

Sovereign 1.1%
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	199,500
4.50%, 01/28/26 (b)	250,000	255,937
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.38%, 09/18/37	650,000	775,125
5.63%, 02/26/44 (b)	500,000	501,250
		1,731,812
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	1,000,000	1,125,707
Italy 0.0%
Republic of Italy
6.88%, 09/27/23	250,000	294,510
Mexico 0.3%
United Mexican States
3.50%, 01/21/21	350,000	355,775
3.60%, 01/30/25	500,000	480,500
4.13%, 01/21/26	1,250,000	1,237,500
6.75%, 09/27/34	750,000	883,125
6.05%, 01/11/40	1,000,000	1,063,750
		4,020,650
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	107,750
4.00%, 09/22/24 (b)	300,000	307,875
3.75%, 03/16/25 (b)	150,000	150,188
6.70%, 01/26/36	200,000	246,500
		812,313
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	727,675
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	817,413
5.00%, 01/13/37	500,000	574,777
3.95%, 01/20/40	500,000	506,848
		1,899,038
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	822,956
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	281,800
3.88%, 09/11/23	350,000	379,033
		660,833
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	544,214
5.88%, 09/16/25	500,000	536,918
		1,081,132

13

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	417,600
4.13%, 11/20/45	100,000	83,125
5.10%, 06/18/50	500,000	448,750
		949,475
		14,126,101

Supranational* 1.6%
Asian Development Bank
5.59%, 07/16/18	500,000	531,730
1.50%, 01/22/20	500,000	498,002
2.00%, 01/22/25	1,500,000	1,443,729
Council of Europe Development Bank
1.63%, 03/10/20	500,000	498,446
European Bank for Reconstruction & Development
1.63%, 11/15/18	750,000	753,531
European Investment Bank
1.25%, 05/15/18	1,200,000	1,199,351
1.00%, 06/15/18	2,000,000	1,990,770
1.63%, 12/18/18	1,500,000	1,506,240
1.88%, 03/15/19	1,000,000	1,008,384
1.75%, 06/17/19	1,000,000	1,003,744
2.88%, 09/15/20	600,000	622,175
2.50%, 04/15/21	250,000	254,410
4.88%, 02/15/36	1,250,000	1,566,865
Inter-American Development Bank
0.88%, 03/15/18	350,000	348,331
3.88%, 09/17/19	500,000	530,287
1.88%, 03/15/21	2,500,000	2,486,375
2.00%, 06/02/26	1,000,000	953,611
International Bank for Reconstruction & Development
0.88%, 08/15/19	500,000	491,122
1.38%, 05/24/21	500,000	486,966
1.63%, 02/10/22	1,000,000	976,675
2.13%, 02/13/23	1,000,000	994,411
4.75%, 02/15/35	500,000	611,927
International Finance Corp.
1.75%, 09/04/18	350,000	352,788
1.75%, 09/16/19	350,000	352,016
1.13%, 07/20/21	250,000	240,340
		21,702,226
Total Government Related
(Cost $101,728,135)		102,320,940

Securitized 30.2% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
CarMax Auto Owner Trust 2014-2
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	1,550,000	1,553,959
Honda Auto Receivables Owner Trust
Series 2014-3 Class A4
1.31%, 10/15/20 (b)	400,000	400,453
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
1.34%, 10/15/20 (b)	200,000	199,852
Series 2015-B Class A4
1.79%, 01/15/22 (b)	610,000	613,312
		2,767,576
Credit Card 0.3%
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	400,523
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	400,744
Citibank Credit Card Issuance Trust
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,536,076
Discover Card Execution Note Trust
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	1,100,000	1,099,526
		3,436,869
		6,204,445

Commercial Mortgage-Backed Securities 1.6%
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	2,000,000	2,099,380
Citigroup Commercial Mortgage Trust
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	400,000	409,896
Series 2016-GC36 Class A5
3.62%, 02/10/49 (b)	1,800,000	1,861,588
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,627,332
Fannie Mae-ACES
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	32,853	32,920
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,018,917
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	720,910
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K008 Class A2
3.53%, 06/25/20 (b)	140,601	148,343
Series K015 Class A1
2.26%, 10/25/20 (b)	160,950	162,469
Series K014 Class A1
2.79%, 10/25/20 (b)	470,905	479,738
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	395,593
Series K010 Class A2
4.33%, 10/25/20 (b)	850,000	923,553
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	197,136
Series K022 Class A2
2.36%, 07/25/22 (b)	230,000	231,346
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	203,522
Series K030 Class A1
2.78%, 09/25/22 (b)	157,156	161,829
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,416,089
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	305,394
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	600,000	633,078
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,592,448
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	209,013
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	600,000	654,134

14

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	813,963
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	700,000	725,268
Series 2014-C20 Class A5
3.80%, 07/15/47 (b)	600,000	631,547
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	204,488
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	400,000	413,419
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,089,986
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,626,597
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	326,215
		22,316,111

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
5.50%, 12/01/16 to 06/01/38 (b)(h)	3,357,445	3,813,895
5.00%, 12/01/17 to 06/01/36 (b)(h)	1,550,468	1,701,454
4.50%, 05/01/18 to 10/01/46 (b)	7,287,404	7,880,482
6.50%, 06/01/18 to 11/01/37 (b)(h)	296,853	336,494
6.50%, 08/01/18 to 11/01/37 (b)	523,536	596,067
5.00%, 05/01/19 to 06/01/42 (b)	3,825,552	4,199,614
5.50%, 05/01/23 to 08/01/40 (b)	547,486	616,250
4.00%, 04/01/24 to 06/01/46 (b)	25,475,213	26,959,671
6.00%, 09/01/24 to 05/01/41 (b)	1,288,562	1,469,586
3.50%, 10/01/25 to 02/01/46 (b)	29,999,187	30,976,201
3.00%, 01/01/26 to 12/01/46 (b)	40,236,139	40,536,171
2.50%, 07/01/27 to 02/01/43 (b)	7,983,193	8,001,430
2.50%, 07/01/28 (b)(h)	1,490,492	1,499,642
2.00%, 08/01/28 to 09/01/28 (b)	133,356	131,060
4.50%, 03/01/29 to 04/01/43 (b)(h)	4,172,563	4,527,416
2.56%, 08/01/35 (a)(b)	605,226	645,409
6.00%, 06/01/36 to 07/01/37 (b)(h)	1,165,553	1,335,111
2.50%, 12/01/36 (b)	250,000	245,254
7.00%, 04/01/37 (b)	85,103	100,933
3.00%, 02/01/43 (b)(h)	818,581	819,877
3.50%, 03/01/43 to 02/01/45 (b)(h)	10,758,266	11,068,394
4.00%, 12/01/44 (b)	900,975	949,397
Fannie Mae TBA
2.00%, 12/01/31 (b)(g)	1,500,000	1,464,961
2.50%, 12/01/31 to 12/01/46 (b)(g)	3,500,000	3,490,667
3.00%, 12/01/31 to 12/01/46 (b)(g)	7,500,000	7,519,805
3.50%, 12/01/31 to 12/01/46 (b)(g)	4,000,000	4,122,891
4.00%, 12/01/46 (b)(g)	2,000,000	2,107,031
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	5,754,506	6,245,847
6.00%, 11/01/18 to 10/01/38 (b)(h)	545,182	620,329
5.00%, 01/01/19 to 08/01/39 (b)(h)	1,622,323	1,792,114
4.50%, 08/01/20 to 08/01/41 (b)(h)	1,071,447	1,158,026
5.50%, 08/01/22 to 07/01/40 (b)	901,420	1,006,197
6.00%, 12/01/23 to 02/01/38 (b)	906,803	1,043,001
4.00%, 03/01/24 to 03/01/46 (b)	13,872,257	14,656,932
3.00%, 10/01/26 to 10/01/46 (b)	17,669,119	17,700,563
2.50%, 08/01/27 to 07/01/43 (b)	3,323,470	3,327,150
2.00%, 04/01/28 (b)	130,808	128,374
2.50%, 07/01/28 (b)(h)	2,209,645	2,220,533
3.00%, 09/01/28 to 06/01/43 (b)(h)	9,937,828	10,025,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 07/01/32 to 05/01/46 (b)	23,345,862	24,025,936
5.00%, 04/01/34 to 08/01/40 (b)	2,049,627	2,257,534
5.50%, 12/01/34 to 02/01/39 (b)(h)	1,612,128	1,830,679
6.50%, 10/01/36 to 09/01/39 (b)	140,310	163,830
2.61%, 05/01/37 (a)(b)(h)	605,607	634,231
4.00%, 01/01/41 (b)(h)	1,531,718	1,619,858
Freddie Mac TBA
2.00%, 12/01/31 (b)(g)	500,000	488,086
2.50%, 12/01/31 (b)(g)	3,000,000	3,011,016
3.00%, 12/01/31 to 12/01/46 (b)(g)	3,500,000	3,548,907
3.50%, 12/01/31 to 12/01/46 (b)(g)	5,000,000	5,166,021
4.00%, 12/01/46 (b)(g)	1,000,000	1,052,285
Ginnie Mae
4.00%, 06/20/20 to 12/20/45 (b)	15,301,957	16,275,152
4.50%, 05/15/24 to 10/20/44 (b)	7,356,874	8,038,029
3.00%, 02/15/26 to 10/20/46 (b)	17,824,759	18,163,543
5.50%, 04/20/26 to 12/20/45 (b)	1,232,863	1,386,611
3.50%, 01/20/27 to 06/20/46 (b)	26,417,711	27,572,570
2.50%, 03/20/27 to 03/15/43 (b)	854,994	862,633
2.00%, 07/20/28 (b)	32,352	31,902
5.00%, 08/15/28 to 07/20/44 (b)	4,678,889	5,203,326
6.00%, 07/20/34 to 08/15/38 (b)	618,771	710,366
5.50%, 03/15/40 (b)(h)	100,801	114,090
3.00%, 10/20/40 to 08/20/44 (a)(b)	364,529	373,436
2.00%, 01/20/41 (a)(b)	48,329	50,013
2.50%, 07/20/42 (a)(b)	53,942	55,675
3.00%, 12/20/42 to 03/15/43 (b)(h)	4,322,702	4,410,500
3.50%, 04/20/43 to 12/20/45 (b)(h)	6,211,725	6,481,127
4.00%, 09/15/43 (b)(h)	606,648	644,996
Ginnie Mae TBA
2.50%, 12/01/46 (b)(g)	500,000	486,781
3.00%, 12/01/46 (b)(g)	7,000,000	7,107,539
3.50%, 12/01/46 (b)(g)	5,500,000	5,726,875
4.00%, 12/01/46 (b)(g)	1,500,000	1,590,703
4.50%, 12/01/46 (b)(g)	1,500,000	1,607,314
		377,730,858
Total Securitized
(Cost $404,508,058)		406,251,414
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)	10,395,469	10,395,469
Total Other Investment Company
(Cost $10,395,469)		10,395,469

Short-Term Investment 2.6% of net assets

Government Related 2.6%
Federal Home Loan Bank
0.27%, 12/09/16 (f)	35,000,000	34,998,600
Total Short-Term Investment
(Cost $34,997,939)		34,998,600

End of Investments.

15

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

At 11/30/16, the tax basis cost of the fund's investments was $1,380,304,196 and the unrealized appreciation and depreciation were $19,068,072 and ($15,284,337), respectively, with a net unrealized appreciation of $3,783,735.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,746,848 or 0.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

ACES –	Alternate Credit Enhancement Securities
GO –	General obligation
RB –	Revenue bond
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporates [1]	$—	$345,892,364	$—	$345,892,364
Treasuries	—	484,229,144	—	484,229,144
Government Related[1]	—	102,320,940	—	102,320,940
Securitized [1]	—	406,251,414	—	406,251,414
Other Investment Company[1]	10,395,469	—	—	10,395,469
Short-Term Investment[1]	—	34,998,600	—	34,998,600
Total	$10,395,469	$1,373,692,462	$—	$1,384,087,931
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
16

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
106.1%	Securitized	355,316,117	354,013,521
0.0%	Other Investment Company	74,469	74,469
9.9%	Short-Term Investment	32,998,057	32,998,680
116.0%	Total Investments	388,388,643	387,086,670
(4.1%)	TBA Sale Commitments	(13,879,609)	(13,835,706)
(11.9%)	Other Assets and Liabilities, Net		(39,650,915)
100.0%	Net Assets		333,600,049

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 106.1% of net assets

Collateralized Mortgage Obligations 1.3%
Fannie Mae REMICs
7.00%, 09/25/22 (b)(f)	41,695	45,223
5.00%, 02/25/24 (b)(f)	37,559	37,570
4.50%, 09/25/39 (b)	39,761	39,912
5.00%, 05/25/40 (b)	174,167	174,545
Freddie Mac REMICs
4.50%, 02/15/19 (b)(f)	470,435	474,159
3.50%, 01/15/24 (b)	2,299	2,299
4.00%, 11/15/24 (b)(f)	17,605	17,610
3.50%, 11/15/25 (b)	232,072	232,986
4.00%, 10/15/27 (b)(f)	302	302
2.20%, 01/15/35 (b)	842,684	848,706
Ginnie Mae REMICs
6.00%, 08/20/33 (b)	30,694	30,938
5.00%, 08/20/34 (b)	40,950	41,485
4.50%, 09/16/34 (b)	21,402	21,531
4.75%, 01/20/35 (b)(f)	496,969	511,450
4.50%, 01/20/37 (b)	118,135	118,482
4.50%, 02/20/37 (b)	242,562	248,709
2.00%, 03/20/37 (b)	106,728	107,097
3.00%, 04/20/37 (b)	52,923	53,002
4.00%, 04/20/37 (b)	13,861	13,884
4.50%, 04/20/37 (b)	26,462	26,522
4.50%, 06/20/37 (b)	114,473	115,197
3.00%, 08/20/37 (b)	48,683	48,966
3.50%, 10/20/37 (b)	205,283	207,251
4.00%, 10/20/37 (b)	115,935	117,920
4.25%, 10/20/37 (b)	92,253	93,227
5.50%, 10/20/37 (b)	23,168	23,331
3.50%, 01/20/38 (b)	62,489	63,275
4.00%, 01/20/38 (b)	45,520	45,981
3.00%, 03/20/38 (b)	141,784	143,864
4.50%, 05/16/38 (b)	111,979	114,423
3.00%, 09/20/38 (b)	62,678	63,169
3.50%, 10/20/38 (b)(f)	163,718	165,202
4.50%, 11/20/38 (b)	95,497	97,930
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 05/20/41 (b)	77,759	77,965
3.50%, 07/20/44 (b)	59,257	59,300
		4,483,413

Mortgage-Backed Securities Pass-Through 104.8%
Fannie Mae
5.50%, 09/01/17 (b)(f)	9,026	9,070
5.49%, 09/01/29 to 09/01/31 (b)(f)	90,183	92,771
7.17%, 11/01/30 (b)(f)	1,242	1,244
6.50%, 04/01/31 (b)(f)	86,122	94,332
5.45%, 12/01/31 to 07/01/32 (b)(f)	172,959	179,524
5.81%, 12/01/31 (b)(f)	65,802	74,254
Ginnie Mae
6.00%, 02/15/17 to 06/20/37 (b)(f)	500,723	571,859
7.00%, 05/15/17 (b)(f)	1,130	1,134
5.50%, 06/20/17 to 11/15/34 (b)(f)	5,268,164	5,945,432
5.00%, 11/15/17 to 04/20/40 (b)(f)	19,764,642	22,022,612
4.50%, 12/15/17 to 07/20/44 (b)(f)	13,503,022	14,804,678
5.00%, 08/15/18 to 08/15/40 (b)	3,336,044	3,725,587
4.50%, 08/20/19 to 12/20/45 (b)	13,720,306	15,099,307
4.00%, 06/20/20 to 10/20/45 (b)	8,394,511	8,936,437
5.50%, 05/15/22 to 04/15/38 (b)	3,335,484	3,792,630
6.50%, 10/15/23 (b)	6,438	7,079
6.50%, 11/20/23 (a)(b)(f)	19,079	20,644
2.13%, 07/20/24 to 04/20/37 (a)(b)(f)	250,602	256,235
4.00%, 12/15/24 to 07/20/46 (b)(f)	32,337,297	34,328,859
3.00%, 02/15/26 to 10/20/46 (b)(f)	50,613,377	51,564,155
3.00%, 01/20/27 to 07/20/45 (b)	18,850,670	19,216,588
3.50%, 01/20/27 to 06/20/46 (b)	26,957,690	28,166,977
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,055,189	1,068,012
2.50%, 08/15/27 to 04/15/45 (b)	2,257,417	2,271,752
2.00%, 07/20/28 (b)(f)	129,409	127,608
6.50%, 08/20/28 to 07/15/31 (b)(f)	61,379	71,269
6.00%, 01/15/29 to 12/20/38 (b)	2,179,731	2,501,219
2.00%, 12/20/30 to 02/20/32 (a)(b)(f)	62,961	65,113
2.63%, 08/20/33 (a)(b)(f)	72,414	72,728
3.50%, 09/15/41 to 09/20/46 (b)(f)	78,252,392	81,629,923
Ginnie Mae REMICs
1.88%, 04/16/32 (b)	30,236	30,220
4.50%, 08/20/36 (b)	618,345	624,366
Ginnie Mae TBA
2.50%, 12/01/46 (b)(e)	2,000,000	1,947,124
3.00%, 12/01/46 (b)(e)	22,000,000	22,342,032
3.50%, 12/01/46 (b)(e)	12,500,000	13,017,344
4.00%, 12/01/46 (b)(e)	14,000,000	14,849,990
		349,530,108
Total Securitized
(Cost $355,316,117)		354,013,521

1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)	74,469	74,469
Total Other Investment Company
(Cost $74,469)		74,469

Short-Term Investment 9.9% of net assets

Government Related 9.9%
Federal Home Loan Bank
0.27%, 12/09/16 (d)	33,000,000	32,998,680
Total Short-Term Investment
(Cost $32,998,057)		32,998,680

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $388,537,968 and the unrealized appreciation and depreciation were $2,225,481 and ($3,676,779), respectively, with a net unrealized depreciation of ($1,451,298).
In addition to the above, the fund had the following TBA sale commitments at 11/30/16.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 4.1% of net assets

Mortgage-Backed Securities Pass-Through 4.1%
Ginnie Mae TBA
5.00%, 12/01/46 (b)(e)	(9,000,000)	(9,912,958)
5.50%, 12/01/46 (b)(e)	(3,500,000)	(3,922,748)
Total TBA Sale Commitments
(Proceeds $13,879,609)		(13,835,706)
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit
TBA –	To-be-announced

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securitized [1]	$—	$354,013,521	$—	$354,013,521
Other Investment Company[1]	74,469	—	—	74,469
Short-Term Investment[1]	—	32,998,680	—	32,998,680
Total	$74,469	$387,012,201	$—	$387,086,670
Liabilities Valuation Input

TBA Sale Commitments[1]	—	(13,835,706)	—	(13,835,706)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
2

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

Holdings by Category		Cost ($)	Value ($)
99.5%	Treasuries	302,990,378	312,526,171
0.5%	Other Investment Company	1,405,941	1,405,941
100.0%	Total Investments	304,396,319	313,932,112
0.0%	Other Assets and Liabilities, Net		15,671
100.0%	Net Assets		313,947,783

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
U.S. Treasury Inflation Protected Securities
1.63%, 01/15/18	4,630,290	4,748,177
0.13%, 04/15/18	15,172,374	15,280,857
1.38%, 07/15/18	4,566,886	4,733,120
2.13%, 01/15/19	4,248,318	4,487,328
0.13%, 04/15/19	15,028,765	15,187,920
1.88%, 07/15/19	4,828,423	5,138,553
1.38%, 01/15/20	5,858,543	6,157,504
0.13%, 04/15/20	15,040,490	15,179,464
1.25%, 07/15/20	9,008,799	9,511,310
1.13%, 01/15/21	10,305,905	10,806,257
0.13%, 04/15/21	8,918,595	8,969,520
0.63%, 07/15/21	10,941,176	11,304,861
0.13%, 01/15/22	12,066,545	12,101,056
0.13%, 07/15/22	12,447,011	12,502,027
0.13%, 01/15/23	12,504,939	12,439,163
0.38%, 07/15/23	12,403,589	12,549,951
0.63%, 01/15/24	12,374,464	12,627,769
0.13%, 07/15/24	12,160,624	11,977,242
0.25%, 01/15/25	12,191,004	12,024,963
2.38%, 01/15/25	8,004,946	9,237,067
0.38%, 07/15/25	12,175,257	12,151,150
0.63%, 01/15/26	10,974,612	11,133,744
2.00%, 01/15/26	5,828,628	6,608,032
0.13%, 07/15/26	10,285,970	10,005,163
2.38%, 01/15/27	4,686,924	5,531,883
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 01/15/28	4,675,461	5,263,354
3.63%, 04/15/28	3,960,534	5,252,420
2.50%, 01/15/29	4,527,956	5,508,123
3.88%, 04/15/29	4,819,403	6,652,944
3.38%, 04/15/32	1,831,170	2,557,595
2.13%, 02/15/40	2,480,544	3,117,201
2.13%, 02/15/41	3,155,313	3,991,218
0.75%, 02/15/42	5,540,456	5,336,345
0.63%, 02/15/43	4,086,741	3,816,117
1.38%, 02/15/44	6,193,018	6,871,834
0.75%, 02/15/45	6,879,400	6,589,571
1.00%, 02/15/46	5,051,406	5,175,368
Total Treasuries
(Cost $302,990,378)		312,526,171
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (a)	1,405,941	1,405,941
Total Other Investment Company
(Cost $1,405,941)		1,405,941

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $307,029,928 and the unrealized appreciation and depreciation were $8,243,846 and ($1,341,662), respectively, with a net unrealized appreciation of $6,902,184.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Treasuries	$—	$312,526,171	$—	$312,526,171
Other Investment Company[1]	1,405,941	—	—	1,405,941
Total	$1,405,941	$312,526,171	$—	$313,932,112
[1]	As categorized in Portfolio Holdings.
1

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
2

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
3

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV16
4

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
95.6%	Fixed-Rate Obligations	617,629,729	618,839,815
3.2%	Variable-Rate Obligations	20,414,279	20,478,859
98.8%	Total Investments	638,044,008	639,318,674
1.2%	Other Assets and Liabilities, Net		8,074,514
100.0%	Net Assets		647,393,188

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 95.6% of net assets
ALABAMA 0.4%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,210,785
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	240,000	261,907
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	1,000,674
				2,473,366
ALASKA 1.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,148,161
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,083,590
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20 (h)	820,000	907,658
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,261,363
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,096,048
				6,496,820
ARIZONA 1.3%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,051,350
Higley USD No. 60
GO & Refunding Bonds Series 2015	3.00%	07/01/18	300,000	307,548
GO & Refunding Bonds Series 2015	4.00%	07/01/19	320,000	338,874
GO & Refunding Bonds Series 2015	4.00%	07/01/20	530,000	568,589
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)(g)(h)	1,375,000	1,473,890
Phoenix Elementary SD No. 1
GO Series 2016A	4.00%	07/01/26	525,000	570,281

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	570,977
COP Series 2013A	5.00%	12/01/18	400,000	427,272
COP Series 2013A	5.00%	12/01/19	500,000	546,715
GO Bonds Series 2012A	4.00%	07/01/22	140,000	152,831
Refunding COP Series 2013B	5.00%	12/01/16	625,000	625,069
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	758,226
Refunding COP Series 2014	4.00%	07/01/23	700,000	758,527
University Medical Center Corp
Hospital RB Series 2009	6.00%	07/01/18 (h)	300,000	322,752
				8,472,901
ARKANSAS 1.0%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	650,000	653,634
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	840,000	844,015
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	1,005,000	910,369
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	754,669
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	764,344
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,210,000	1,235,410
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (b)	1,395,000	1,385,835
				6,548,276
CALIFORNIA 9.1%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,071,300
Anaheim California Hsg & Public Improvement Auth
Refunding RB Bonds (Anaheim Electric System) Series 2016	5.00%	10/01/41 (b)	1,500,000	1,597,155
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	979,916
California
GO Bonds	5.00%	11/01/32 (b)(g)(h)	765,000	794,200
GO Bonds	5.00%	11/01/32 (b)	475,000	489,055
GO Bonds	5.00%	04/01/38 (b)	500,000	519,400
California Health Facilities Financing Auth
RB (Providence St. Joseph Health) Series 2016A	4.00%	10/01/35 (b)	1,575,000	1,546,288
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)(g)(h)	2,005,000	2,233,470
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,793,812
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (h)	700,000	723,205
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	120,918
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	98,849
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	675,000	766,375

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	504,387
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	523,623
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,520,000	2,658,978
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,665,150
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	988,358
Lease RB Series 2009C	4.00%	09/01/17	100,000	102,242
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,135,940
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,600,275
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (b)	1,295,000	1,489,159
GO Bonds Series 2015A	5.00%	08/01/28 (b)	1,000,000	1,142,410
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	188,642
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	125,000	132,086
Pasadena
Refunding COP Series 2015A	5.00%	02/01/27 (b)	750,000	872,333
Refunding COP Series 2015A	5.00%	02/01/28 (b)	785,000	907,970
Refunding COP Series 2015A	5.00%	02/01/29 (b)	650,000	744,426
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)(h)	360,000	407,326
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/32 (b)(f)	1,000,000	537,460
GO Bonds Series 2008G	0.00%	08/01/34 (b)(f)	1,000,000	485,260
GO Bonds Series 2008G	0.00%	08/01/36 (b)(f)	1,000,000	438,660
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	855,928
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	3,879,505
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(f)	2,000,000	1,857,300
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,236,791
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,750,000	982,100
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	798,060
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	507,620
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,650,000	791,654
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	594,958
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,094,300
San Francisco Public Utilities Commission
Water RB Series 2016A	5.00%	11/01/34 (b)	2,000,000	2,292,880
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	1,979,608
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,458,027

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,235,000	1,414,853
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,156,430
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,452,037
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District #5) Series 2012	3.00%	10/01/21	140,000	146,815
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	500,000	555,595
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,243,439
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,373,135
				58,929,663
COLORADO 1.4%
Boulder Cnty
COP Series 2015	5.00%	12/01/18	775,000	829,273
COP Series 2015	5.00%	12/01/24 (b)	375,000	418,631
COP Series 2015	5.00%	12/01/25 (b)	500,000	557,765
Colorado Health Facilities Auth
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/26	900,000	1,062,162
Hospital RB (Vail Valley Medical Center) Series 2015	5.00%	01/15/29 (b)	780,000	898,856
Refunding RB (Covenant Retirement Communities) Series 2015A	2.00%	12/01/16	515,000	515,016
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	711,088
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	599,116
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,797,495
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,978,907
				9,368,309
CONNECTICUT 0.5%
Connecticut Health & Educational Facilities Auth
RB (Connecticut College) Series L1	4.00%	07/01/34 (b)	530,000	526,677
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	720,662
Oxford
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,508,103
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	477,050
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	17,039
				3,249,531
DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	990,000	1,011,641
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	330,330
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,333,904
				1,664,234

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FLORIDA 6.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	545,575
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	55,000	58,968
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	430,756
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,681,935
Fort Myers
Refunding RB Series 2016	4.00%	12/01/33 (b)	500,000	505,660
Refunding RB Series 2016	4.00%	12/01/34 (b)	500,000	502,630
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (b)	2,885,000	3,171,480
Sales Tax Refunding RB Series 2015B	5.00%	10/01/21	1,500,000	1,695,675
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,316,420
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,365,550
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	160,287
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/21	1,500,000	1,664,055
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23	1,500,000	1,688,640
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	111,874
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	170,384
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	457,936
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	283,533
Miami Beach RDA
Tax Increment Refunding RB Series 2015A	4.00%	02/01/17	700,000	703,451
Tax Increment Refunding RB Series 2015A	4.00%	02/01/18	410,000	422,329
Tax Increment Refunding RB Series 2015A	4.00%	02/01/19	840,000	881,479
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	556,285
Aviation RB Series 2010A	5.50%	10/01/26 (b)(g)(h)	1,135,000	1,294,706
Aviation RB Series 2010A	5.50%	10/01/26 (b)	3,555,000	4,019,176
Aviation Refunding RB Series 2016A	5.00%	10/01/36 (b)	825,000	899,918
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	840,129
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	916,159
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	620,143
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	957,996
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (b)	1,150,000	1,278,788
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	627,116
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,892,187
Toll System RB Series 2014A	5.00%	07/01/24	625,000	725,562
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	311,961
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	545,000	583,673
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	900,272

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)	1,900,000	2,035,789
Port St. Lucie Utility System
Refunding RB Series 2014	5.00%	09/01/20	250,000	278,095
Refunding RB Series 2014	5.00%	09/01/21	250,000	282,218
Refunding RB Series 2014	5.00%	09/01/22	485,000	555,073
Refunding RB Series 2014	5.00%	09/01/23	350,000	404,751
Refunding RB Series 2016	4.00%	09/01/34 (b)	800,000	812,248
Refunding RB Series 2016	4.00%	09/01/36 (b)	1,000,000	1,009,620
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	225,304
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	170,559
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	578,319
Sales Tax Refunding RB Series 2010	5.00%	10/01/21 (b)	140,000	155,802
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	907,902
				44,658,368
GEORGIA 1.3%
Columbia Cnty
GO Sales Tax Bonds Series 2015	5.00%	04/01/20	300,000	331,353
GO Sales Tax Bonds Series 2015	5.00%	04/01/21	400,000	451,016
GO Sales Tax Bonds Series 2015	5.00%	04/01/22	200,000	229,266
GO Sales Tax Bonds Series 2015	5.00%	04/01/23	200,000	231,826
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	190,324
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016A	5.00%	10/01/46 (b)	6,000,000	6,721,980
				8,155,765
GUAM 0.2%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	547,835
RB Series 2014A	5.00%	10/01/25 (b)	720,000	795,766
				1,343,601
HAWAII 0.9%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	3,000,000	3,345,930
RB (Highway Revenue) Series 2016A	4.00%	01/01/34 (b)	1,250,000	1,285,087
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	920,000	942,752
				5,573,769
IDAHO 0.8%
Nampa SD #131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,617,414
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,008,848
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	884,368

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	392,931
General RB Series 2014	5.00%	04/01/24 (b)	200,000	225,466
General RB Series 2014	5.00%	04/01/26 (b)	300,000	333,753
				5,462,780
ILLINOIS 5.6%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	528,905
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	1,705,000	1,805,220
GO Refunding Bonds Series 2016B	5.00%	12/01/27 (b)	1,125,000	1,243,946
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (b)	1,000,000	1,097,980
Chicago
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (b)	1,750,000	1,975,470
O'Hare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	1,100,000	1,232,572
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/17 (e)	1,000,000	1,003,580
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,248,120
O'Hare PFC Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	802,425
O'Hare PFC Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,340,901
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,840,000	5,364,850
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,041,320
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,388,124
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,266,445
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	437,212
Illinois Finance Auth
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	801,752
RB (Riverside Health) Series 2016	4.00%	11/15/34 (b)	1,000,000	953,070
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	278,103
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	505,359
Illinois Toll Highway Auth
Sr Toll Refunding RB Series 2016A	5.00%	12/01/32 (b)	2,500,000	2,742,700
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/24	1,185,000	1,310,302
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/25	1,240,000	1,371,762
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,442,873
				36,182,991
INDIANA 1.3%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20	145,000	157,721
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	137,546
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	355,805
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	424,764
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	778,323
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,940,000	2,164,671
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	484,728
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,044,410
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,070,400
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,017,104

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	875,000	879,760
				8,515,232
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)(g)(h)	570,000	636,120
KANSAS 1.6%
Butler Cnty USD #375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	150,000	162,539
Finney Cnty USD #457
GO Refunding Bonds Series 2016A	5.00%	09/01/25	1,265,000	1,454,573
GO Refunding Bonds Series 2016A	5.00%	09/01/26	2,035,000	2,345,826
Johnson & Miami County USD No. 230
GO Bonds Series 2016B	4.00%	09/01/32 (b)	2,000,000	2,055,260
GO Bonds Series 2016B	4.00%	09/01/35 (b)	1,000,000	1,016,130
Johnson Cnty USD #512
Improvement Refunding Bonds Series 2016B	4.50%	10/01/26	1,000,000	1,158,290
Improvment Refunding Bonds Series 2016B	5.00%	10/01/25	500,000	595,805
Johnson Cnty USD No. 231
GO Revenue & Refunding Bonds Series 2016A	5.00%	10/01/33 (b)	1,000,000	1,113,920
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	120,000	129,524
				10,031,867
KENTUCKY 0.5%
Kentucky
COP 2015	4.00%	06/15/24	400,000	433,300
COP 2015	5.00%	06/15/25	400,000	463,808
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	791,355
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,333,335
				3,021,798
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	4.00%	05/15/19	250,000	262,740
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	889,160
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	397,764
New Orleans
GO Refunding Bonds Series 2015	4.00%	12/01/18	700,000	735,819
GO Refunding Bonds Series 2015	4.00%	12/01/19	700,000	746,543
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	602,838
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	443,804
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	279,798
				4,358,466

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MARYLAND 0.6%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	815,333
Water RB Series 2013A	5.00%	07/01/20	150,000	166,761
Water RB Series 2013A	5.00%	07/01/21	450,000	509,715
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	335,000	366,319
RB (Lifebridge Health) Series 2016	5.00%	07/01/32 (b)	500,000	551,195
RB (Lifebridge Health) Series 2016	5.00%	07/01/33 (b)	375,000	411,806
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,138,570
				3,959,699
MASSACHUSETTS 1.7%
Braintree
GO Refunding Bonds	5.00%	05/15/29	80,000	96,915
Chatham
GO Refunding Bonds Series 2009	5.00%	07/01/17 (e)	245,000	250,929
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2016E	5.00%	07/01/37 (b)	1,000,000	1,049,670
RB (Lahey Health System) Series 2015F	5.00%	08/15/27 (b)	500,000	572,265
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (b)	1,150,000	1,301,998
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	640,000	662,509
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	541,735
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17	1,000,000	1,003,410
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	920,285
Refunding RB (South Shore Hospital) Series 2016I	4.00%	07/01/36 (b)	400,000	392,524
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (b)	3,750,000	3,896,325
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (h)	340,000	359,958
				11,048,523
MICHIGAN 3.0%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	819,007
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,395,000	1,649,560
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25 (b)	135,000	153,615
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (b)	1,645,000	1,833,895
RB Series 2014A	5.00%	11/01/25 (b)	1,100,000	1,220,417
Livonia SD
ULT GO Bonds Series 2016 II	5.00%	05/01/31 (b)	2,675,000	2,965,077
Michigan Finance Auth
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (b)	940,000	1,006,599
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (b)	585,000	623,575
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (b)	535,000	566,303
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (b)	590,000	621,825
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (b)	400,000	419,508
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (b)	2,810,000	2,964,690

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	1,835,000	2,005,361
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	125,000	142,431
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	170,265
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	226,936
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	550,000	596,360
Airport RB Series 2014B	5.00%	12/01/33 (b)	625,000	674,994
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	650,000	689,715
				19,350,133
MINNESOTA 1.8%
Mahtomedi ISD No. 832
GO Refunding Bonds Series 2014A	4.00%	02/01/20	1,945,000	2,084,281
GO Refunding Bonds Series 2014A	5.00%	02/01/21	550,000	618,800
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	571,825
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/17	300,000	306,468
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/18	300,000	312,723
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	527,875
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	640,164
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	428,944
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17	300,000	300,594
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,052,832
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,765,000	1,895,628
Shakopee ISD #720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	740,000	779,405
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,121,670
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20	220,000	247,856
General RB Series 2011D	5.00%	12/01/21	425,000	487,008
General RB Series 2013A	4.00%	02/01/20	545,000	585,161
				11,961,234
MISSISSIPPI 1.6%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,347,945
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	50,642
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	833,198
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/20	1,000,000	1,094,290
Special Obligation Refunding Bonds (Jackson Public SD) Series 2015A	5.00%	04/01/21	2,000,000	2,225,100
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	875,000	907,637
				10,458,812

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSOURI 1.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	416,060
Refunding RB (Boone Hospital Ctr) Series 2016	3.00%	08/01/17	300,000	303,552
Refunding RB (Boone Hospital Ctr) Series 2016	5.00%	08/01/19	500,000	539,465
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	214,176
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	227,906
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	229,544
Missouri Health & Educational Facilities Auth
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (b)	500,000	526,755
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (b)	500,000	517,410
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,249,608
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	619,359
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	598,493
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	653,211
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,867,826
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	1,944,905
				9,908,270
NEBRASKA 0.8%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	400,000	402,976
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	1,025,000	1,034,174
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	450,000	457,240
S/F Housing RB Series 2016A	3.50%	03/01/46 (b)	2,435,000	2,521,759
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	267,795
Omaha Public Power District
Electric System RB Series 2016A	4.00%	02/01/32 (b)	435,000	443,356
Electric System RB Series 2016A	4.00%	02/01/33 (b)	190,000	192,911
				5,320,211
NEVADA 1.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,331,792
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,023,310
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,871,315
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18 (e)	5,375,000	5,682,665
				9,909,082
NEW HAMPSHIRE 0.3%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	195,719
RB (Dartmouth-Hitchcock ) Series 2009	6.00%	08/01/38 (b)	400,000	438,964

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	335,000	353,442
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	665,000	703,391
				1,691,516
NEW JERSEY 4.7%
Cranbury Township
GO Refunding Bonds	3.00%	12/01/16	320,000	320,019
GO Refunding Bonds	3.00%	12/01/17	285,000	290,748
GO Refunding Bonds	4.00%	12/01/18	400,000	422,248
Dumont
Refunding Bonds Series 2016	3.00%	07/15/20	365,000	379,345
Refunding Bonds Series 2016	3.00%	07/15/21	375,000	388,916
Refunding Bonds Series 2016	3.00%	07/15/22	400,000	415,156
Refunding Bonds Series 2016	4.00%	07/15/23	330,000	361,852
Refunding Bonds Series 2016	4.00%	07/15/24	550,000	603,955
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	269,013
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,069,375
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	693,566
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	549,870
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/17	425,000	436,335
County Guaranteed Refunding RB Series 2012	4.00%	12/01/18	465,000	486,627
County Guaranteed Refunding RB Series 2012	4.00%	12/01/19	485,000	514,735
County Guaranteed Refunding RB Series 2012	4.00%	12/01/20	510,000	546,169
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	519,946
Refunding RB Series 2012	4.00%	12/01/21	355,000	381,565
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/17	1,370,000	1,400,277
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	185,000	196,905
Refunding COP Series 2011	4.00%	06/15/21	265,000	283,478
Middlesex Cnty Improvement Auth
County Guaranteed Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	497,922
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/20	680,000	766,890
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/21	1,030,000	1,180,514
County Guaranteed Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	745,306
County Guaranteed Refunding RB Series 2011	4.00%	09/15/21	625,000	682,931
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	91,809
Montclair Township
School Refunding Bonds Series 2016B	5.00%	10/01/26	450,000	535,973
School Refunding Bonds Series 2016B	5.00%	10/01/27 (b)	500,000	591,390
School Refunding Bonds Series 2016B	4.00%	10/01/28 (b)	300,000	324,516
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19	705,000	727,856
County Guaranteed Bonds Series 2012A	3.00%	02/01/20	695,000	722,314
New Jersey
GO Bonds	5.00%	06/01/24	4,265,000	4,797,187

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (h)	2,250,000	2,463,232
New Jersey Health Care Facilities Financing Auth
Refunding RB (RWJ Barnabas Healthcare) Series 2016A	5.00%	07/01/33 (b)	1,500,000	1,629,615
Passaic Cnty
GO Refunding Bonds Series 2012	4.00%	02/01/17	245,000	246,313
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	526,900
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	4.00%	08/01/17	500,000	509,615
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	583,381
Princeton
GO Refunding Bond Series 2016	3.00%	01/01/24	600,000	627,714
GO Refunding Bond Series 2016	3.00%	01/01/25	825,000	854,411
GO Refunding Bond Series 2016	3.00%	01/01/26	475,000	485,635
				30,121,524
NEW MEXICO 0.5%
Albuquerque Municipal SD #12
GO Bonds Series 2015	5.00%	08/01/23	1,855,000	2,164,136
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	396,071
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	112,670
Santa Fe Gross Receipts Tax RB
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	688,030
				3,360,907
NEW YORK 9.0%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	285,980
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/26 (b)	300,000	340,569
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (b)	300,000	338,490
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (b)	295,000	327,597
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22	135,000	153,587
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23	295,000	319,851
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24	150,000	173,411
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25 (b)	125,000	143,173
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34 (b)	250,000	273,742
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44 (b)	750,000	809,835
East Rockaway
GO Refunding Bonds Series 2016	2.00%	07/15/19	505,000	511,434
GO Refunding Bonds Series 2016	2.00%	07/15/20	520,000	525,221
GO Refunding Bonds Series 2016	3.00%	07/15/21	435,000	455,053
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	314,766
GO Refunding Bonds Series 2016	3.00%	07/15/23	570,000	597,805
GO Refunding Bonds Series 2016	3.00%	07/15/24	535,000	558,588
GO Refunding Bonds Series 2016	3.00%	07/15/25	605,000	627,905
GO Refunding Bonds Series 2016	3.00%	07/15/26	525,000	540,834
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	222,361
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	135,183

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	220,000	236,377
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	557,740
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	612,259
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	488,185
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,130,810
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	280,632
New York City
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,600,000	1,837,296
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,750,000	4,275,112
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,570,000	1,811,607
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,337,440
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	965,043
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	223,338
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(e)	5,535,000	6,062,596
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,152,493
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,425,730
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	575,000	644,460
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	84,892
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,481,354
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (h)	10,000	10,471
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,129,812
State Personal Income Tax RB Series 2016A	5.00%	02/15/37 (b)	5,000,000	5,656,550
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	547,025
General RB Series I	5.00%	01/01/21	1,000,000	1,113,380
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	844,216
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,697,200
Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	657,007
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	594,288
Niagara Frontier Transportation Auth
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	607,950
Buffalo Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	465,700
Buffalo Airport Refunding RB Series 2014B	5.00%	04/01/19	850,000	914,566
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	813,624
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	195,000	211,010
RB (Hartwick College) Series 2015A	5.00%	10/01/22	650,000	705,055
RB (Hartwick College) Series 2015A	5.00%	10/01/23	700,000	760,634
RB (Hartwick College) Series 2015A	5.00%	10/01/24	845,000	918,287
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	274,599
Troy Capital Resource Corp
RB (Rensselaer Polytechnic Institute) Series 2015	5.00%	08/01/24	1,000,000	1,148,620
				58,332,743

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH CAROLINA 2.1%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,676,413
New Hanover Cnty
GO Bonds Series 2015	5.00%	02/01/24	3,090,000	3,660,630
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	650,000	667,771
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (e)	5,000,000	5,659,650
Refunding RB (Mission Health) Series 2017	5.00%	10/01/33 (b)(d)	1,500,000	1,659,210
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17	580,000	583,184
				13,906,858
NORTH DAKOTA 0.2%
Grand Forks
Sales Tax Refunding RB Series 2015D	5.00%	12/15/19	620,000	681,628
Sales Tax Refunding RB Series 2015D	5.00%	12/15/20	395,000	441,863
				1,123,491
OHIO 1.8%
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,266,754
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,022,018
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,121,640
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	564,925
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	569,235
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,128,160
Ohio State Higher Educational Facilities Commission
Refunding RB (Case Western Reserve Univ) Series 2016	3.25%	12/01/35 (b)	1,000,000	870,570
Refunding RB (Case Western Reserve Univ) Series 2016	3.25%	12/01/36 (b)	500,000	431,130
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/16	240,000	240,014
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,156,804
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	876,001
Westerville
LT GO Bonds Series 2010	4.00%	12/01/18	365,000	385,301
				11,632,552
OKLAHOMA 0.7%
Norman Regional Hospital Auth
RB (Norman Regional Hospital) Series 2016	3.00%	09/01/17	740,000	748,917

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,190,000	1,396,215
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,245,395
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,235,000	1,298,343
				4,688,870
OREGON 4.7%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2016	4.00%	08/01/46 (b)	1,000,000	923,130
Central Lincoln Peoples Utility District
Electric System RB Series 2016	5.00%	12/01/31 (b)	200,000	226,296
Electric System RB Series 2016	5.00%	12/01/33 (b)	120,000	134,388
Electric System RB Series 2016	5.00%	12/01/34 (b)	240,000	267,792
David Douglas SD #40
GO Refunding Bonds Series 2015	2.00%	12/01/16 (a)	1,000,000	1,000,030
GO Refunding Bonds Series 2015	4.00%	12/01/19 (a)	600,000	643,086
Eugene
Refunding Water RB Series 2016	5.00%	08/01/26	265,000	316,744
Refunding Water RB Series 2016	5.00%	08/01/27 (b)	250,000	295,758
Refunding Water RB Series 2016	5.00%	08/01/28 (b)	100,000	117,677
Refunding Water RB Series 2016	5.00%	08/01/29 (b)	200,000	233,472
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	200,000	218,960
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	550,735
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	550,345
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	548,300
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,710,101
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	3,985,000	4,116,505
Hood River Cnty SD
GO Refunding Bonds Series 2016	4.00%	06/15/34 (a)(b)	1,000,000	1,031,230
GO Refunding Bonds Series 2016	4.00%	06/15/35 (a)(b)	750,000	771,592
GO Refunding Bonds Series 2016	4.00%	06/15/36 (a)(b)	750,000	769,155
Kalamath Falls Intercommunity Hospital Auth
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/27 (b)	200,000	230,004
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/29 (b)	715,000	808,400
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/30 (b)	400,000	448,840
Refunding RB (Sky Lakes Med Center) Series 2016	5.00%	09/01/46 (b)	500,000	538,765
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,195,000	2,361,930
Oregon Facilities Auth
RB (Legacy Health) Series 2016A	5.00%	06/01/32 (b)	1,000,000	1,099,150
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,245,080
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (b)	1,800,000	1,940,544
Refunding RB (Willamette University) Series 2016B	5.00%	10/01/40 (b)	2,000,000	2,191,900
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/29 (b)	340,000	372,830
LT GO Bonds Series 2016	5.00%	12/01/30 (b)	330,000	360,974
LT GO Bonds Series 2016	5.00%	12/01/31 (b)	375,000	408,829
LT GO Bonds Series 2016	5.00%	12/01/36 (b)	1,155,000	1,240,389
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax Refunding RB Series 2016A	4.00%	09/01/30 (b)	515,000	543,510

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,350,424
				30,566,865
PENNSYLVANIA 1.9%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	503,770
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,548,862
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	3.00%	01/01/17	500,000	500,795
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18	600,000	616,422
Delaware Cnty Auth
RB (Villanova Univ) Series 2015	5.00%	08/01/28 (b)	675,000	765,180
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	313,168
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	98,393
RB (Univ of Pennsylvania Health System) Series 2016C	4.00%	08/15/41 (b)	750,000	728,160
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,116,200
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,189,112
Pennsylvania Public School Building Auth
RB (Harrisburg SD) Series 2016A	5.00%	12/01/28 (b)	3,500,000	3,938,270
				12,318,332
RHODE ISLAND 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (b)	1,435,000	1,486,172
SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	108,726
Refunding RB Series 2010B	5.00%	03/01/23	495,000	573,616
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/21	1,000,000	1,116,130
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	901,840
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,162,950
				3,863,262
SOUTH DAKOTA 0.1%
South Dakota Building Auth
RB Series 2011	4.00%	06/01/21 (b)	55,000	57,512
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	103,541
RB (Sanford Health) Series 2015	5.00%	11/01/27 (b)	250,000	285,537
RB (Sanford Health) Series 2015	5.00%	11/01/28 (b)	250,000	282,838
				729,428

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TENNESSEE 0.8%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	734,071
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	678,744
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	950,000	1,062,584
Franklin Cnty Health & Educational Facilities Board
Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21	100,000	103,726
Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	100,000	110,491
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,216,220
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	105,429
				5,011,265
TEXAS 13.2%
Alamo CCD
LT GO Refunding Bonds Series 2015	5.00%	02/15/25	940,000	1,104,246
Arlington Higher Education Finance Corp
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/32 (a)(b)	365,000	374,147
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/33 (a)(b)	400,000	407,404
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/34 (a)(b)	360,000	364,615
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/35 (a)(b)	500,000	505,195
Education RB (Responsive Education Solutions) Series 2016	4.00%	08/15/36 (a)(b)	500,000	503,585
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)(g)	3,650,000	4,030,476
Austin ISD
ULT GO Bond Series 2016A	5.00%	08/01/31 (a)(b)	500,000	577,920
Bexar Cnty Hospital District
LT Refunding Bonds Series 2016	4.00%	02/15/32 (b)	3,000,000	2,993,070
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)	320,000	376,230
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)	250,000	295,205
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,195
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (b)(g)(h)	780,000	853,921
ULT GO Bonds Series 2016	4.00%	08/15/44 (a)(b)	1,500,000	1,513,395
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,226,610
Sr Lien RB Series 2015A	5.00%	01/01/30 (b)	1,520,000	1,656,010
Clifton Higher Ed Fin Corp
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/31 (a)(b)	500,000	509,255
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/32 (a)(b)	900,000	908,622
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/33 (a)(b)	500,000	501,175
Refunding RB (Idea Public Schools) Series 2016A	4.00%	08/15/41 (a)(b)	1,500,000	1,485,975
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	733,253
Comal ISD
ULT Refunding GO Bonds Series 2016	0.00%	02/01/37 (a)(b)(f)	6,000,000	2,558,400

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Culberson Cnty ISD
ULT GO Bonds Series 2016	4.00%	02/15/41 (a)(b)	1,200,000	1,202,100
Dallas County Utility & Reclamation District
GO Refunding Bond Series 2016	5.00%	02/15/28	2,000,000	2,316,080
Dallas-Fort Worth International Airport
RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,543,800
RB Series 2014C	5.00%	11/01/22	250,000	284,995
Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,559,987
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,000,990
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,220,903
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,775,905
Eagle Pass ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/32 (a)(b)	2,245,000	2,575,801
ULT GO Refunding Bonds Series 2016	5.00%	08/15/34 (a)(b)	2,455,000	2,790,427
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,036,801
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	854,419
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)	1,475,000	1,672,930
Fort Bend Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/17	100,000	101,043
Fort Worth
GO & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	745,000	763,245
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,527,303
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,760,805
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	235,313
Houston
Combined Utility System 1st Lien Refunding RB Series 2016B	5.00%	11/15/33 (b)	2,120,000	2,416,016
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/17	500,000	504,360
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,046,270
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	571,486
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	350,000	354,253
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	803,117
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	1,000,000	1,098,660
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,048,296
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,259
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,939,420
Melissa ISD
ULT School Bldg Refunding GO Bonds Series 2016	5.00%	08/01/35 (a)(b)	2,040,000	2,312,360

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18	115,000	120,224
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	921,636
ULT Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	160,751
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	567,250
Northwest ISD
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/17 (a)(f)	475,000	474,093
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/18 (a)(f)	725,000	713,161
ULT GO Refunding Bonds Series 2015A	0.00%	02/15/19 (a)(f)	660,000	635,712
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,915,914
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	750,000	877,117
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,174,230
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	738,705
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	927,685
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	204,011
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	503,145
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17	880,000	886,292
Refunding RB Series 2016	5.00%	02/01/32 (b)	2,500,000	2,873,850
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(b)	445,000	514,460
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	536,420
Spring ISD
ULT Refunding Bonds	5.00%	08/15/23 (a)	720,000	840,434
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	209,756
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	114,279
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	134,935
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A	5.00%	11/15/31 (b)	500,000	560,370
RB (Texas Health Resources) Series 2016A	4.00%	02/15/35 (b)	2,000,000	1,974,420
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	429,804
Taylor ISD
ULT Refunding GO Bonds Series 2016	5.00%	02/15/23 (a)	710,000	821,406
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	415,000	429,625
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	168,686
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,047,910
Whitehouse ISD
ULT GO Refunding Bonds Series 2016	0.00%	02/15/18 (a)(f)	750,000	737,752

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,124,680
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/17 (a)	450,000	452,074
				85,187,035
UTAH 0.8%
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	347,295
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	683,455
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (b)	1,250,000	1,216,175
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/45 (b)	1,055,000	1,014,720
Utah Transit Auth
Sub Sales Tax Refunding RB Series 2016	0.00%	12/15/32 (b)(f)	4,000,000	2,065,160
				5,326,805
VERMONT 0.3%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	2,155,000	2,254,992
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	4.00%	09/01/17	535,000	542,431
VIRGINIA 1.0%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	477,118
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	512,970
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	879,722
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	247,119
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (a)	1,400,000	1,555,302
Virginia College Building Auth
Educational Facilities RB (Washington & Lee Univ) Series 2015A	4.00%	01/01/20	315,000	336,886
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	131,364
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	1,000,000	1,103,010
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	1,000,000	1,133,930
				6,377,421
WASHINGTON 3.0%
Adams Cnty Public Hospital District #2
ULT GO Bonds 2014	5.13%	12/01/44 (b)	3,660,000	3,745,607
Camas SD #117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	1,924,943

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,063,920
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,920,000	2,214,624
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	802,987
Kitsap Cnty USD
ULT GO Bonds Series 2016	4.00%	12/01/32 (a)(b)	590,000	611,742
ULT GO Bonds Series 2016	4.00%	12/01/34 (a)(b)	550,000	564,003
ULT GO Bonds Series 2016	4.00%	12/01/35 (a)(b)	500,000	511,120
Naches Valley SD #JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	747,318
North Kitsap SD #400
ULT GO Bonds Series 2016	4.00%	12/01/33 (a)(b)	630,000	648,591
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	67,880
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	452,981
Port Everett
Refunding RB Series 2016	4.00%	12/01/36 (b)	1,530,000	1,513,369
Washougal SD #112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,566,956
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	792,807
ULT GO Bonds 2013	5.00%	12/01/20	720,000	773,035
ULT GO Bonds 2013	5.00%	12/01/22	460,000	496,225
				19,498,108
WISCONSIN 2.0%
Hudson SD
GO Refunding Bonds Series 2016	3.00%	03/01/26	2,190,000	2,212,119
Wisconsin
COP Master Lease Series 2014B	5.00%	09/01/20	605,000	669,354
COP Master Lease Series 2014B	5.00%	09/01/21 (b)	200,000	223,962
Wisconsin Health & Educational Facilities Auth
Health and Educational Facilities Auth RB (Marquette University) Series 2016	5.00%	10/01/35 (b)	1,475,000	1,624,152
Health and Educational Facilities Auth RB (Marquette University) Series 2016	5.00%	10/01/36 (b)	2,730,000	2,996,639
RB (Beloit College) Series 2016	5.00%	07/01/36 (b)	615,000	655,725
RB (Beloit College) Series 2016	5.00%	07/01/39 (b)	1,540,000	1,633,216
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	78,734
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	283,390
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,206,735
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,163,750
				12,747,776
Total Fixed-Rate Obligations
(Cost $617,629,729)				618,839,815

Variable-Rate Obligations 3.2% of net assets
ALABAMA 0.1%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43 (b)(f)	500,000	526,240

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C-7	0.70%	09/01/17 (a)(b)(c)	700,000	700,000
CONNECTICUT 1.1%
Connecticut
GO Bonds Series 2011C	1.65%	05/15/19	5,000,000	5,025,700
GO Bonds Series 2012A	1.80%	04/15/20 (b)(e)	1,000,000	1,008,780
GO Bonds Series 2012D	1.32%	09/15/18	1,000,000	1,001,100
				7,035,580
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	1.30%	12/01/17 (b)	3,240,000	3,248,165
FLORIDA 0.2%
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,008,790
GEORGIA 0.4%
Burke Cnty Development Auth
Pollution Control RB (GA Power) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,513,830
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,004,360
				2,518,190
ILLINOIS 0.2%
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,321,749
INDIANA 0.3%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A10	1.50%	11/01/27 (b)	1,845,000	1,809,963
MICHIGAN 0.0%
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B3	0.95%	11/15/33 (b)(g)(h)	65,000	64,659
NEW JERSEY 0.2%
New Jersey Housing & Mortgage Finance Agency
M/F Conduit RB (Aspen Riverpark Apts) Series 2016N	1.20%	10/01/19 (b)	1,250,000	1,245,313
SOUTH CAROLINA 0.1%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	1,000,000	1,000,210
Total Variable-Rate Obligations
(Cost $20,414,279)				20,478,859

End of Investments.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

At 11/30/16, the tax basis cost of the fund's investments was $638,044,008 and the unrealized appreciation and depreciation were $12,702,514 and ($11,427,848), respectively, with a net unrealized appreciation of $1,274,666.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,463,245 or 0.2% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.
(h)	Escrowed with U.S. Government debt.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
CSD –	Central school district
GO –	General obligation
HFA –	Housing finance agency/authority
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UFSD –	Union free school district
UHSD –	Union high school district
ULT –	Unlimited tax
USD –	Unified school district

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$618,839,815	$—	$618,839,815
Variable-Rate Obligations[1]	—	20,478,859	—	20,478,859
Total	$—	$639,318,674	$—	$639,318,674
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.9%	Fixed-Rate Obligations	399,496,770	402,100,291
4.5%	Variable-Rate Obligations	19,342,426	19,404,453
98.4%	Total Investments	418,839,196	421,504,744
1.6%	Other Assets and Liabilities, Net		7,000,973
100.0%	Net Assets		428,505,717

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.9% of net assets
CALIFORNIA 93.4%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	2,870,000	3,063,897
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	261,066
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,602,009
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	576,497
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	771,154
Lease RB Series 2013A	5.25%	12/01/26 (b)	225,000	259,936
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	565,660
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,260,000	2,571,451
Alum Rock Union Elementary SD
GO Refunding Bonds 2015	5.00%	08/01/25	600,000	702,978
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	845,000	972,789
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	506,345
Refunding RB Series 2015	3.00%	09/02/18	415,000	424,715
Refunding RB Series 2015	3.00%	09/02/19	530,000	545,704
Refunding RB Series 2015	4.00%	09/02/20	445,000	474,085
Refunding RB Series 2015	5.00%	09/02/21	270,000	305,119
Refunding RB Series 2015	5.00%	09/02/22	595,000	681,334
Refunding RB Series 2015	5.00%	09/02/23	625,000	722,369
Refunding RB Series 2015	5.00%	09/02/25	690,000	804,181
Anaheim California Hsg & Public Improvement Auth
RB (Anaheim Water System) Series 2016A	5.00%	10/01/41 (b)	1,000,000	1,096,260
RB (Anaheim Water System) Series 2016A	5.00%	10/01/46 (b)	2,150,000	2,295,275
1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	117,380
Lease RB Series 2014A	5.00%	05/01/22	440,000	498,850
Lease RB Series 2014A	5.00%	05/01/23	500,000	571,800
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,151,540
Lease RB Series 2014A	5.00%	05/01/39 (b)	450,000	491,607
Lease Refunding RB Series 2008	4.50%	08/01/17 (f)	115,000	117,619
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (b)	900,000	1,028,043
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	955,000	708,839
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(f)(g)	5,000,000	5,459,550
GO Bonds	5.63%	05/01/18 (b)	25,000	25,099
GO Bonds	5.00%	09/01/18	3,000,000	3,197,610
GO Bonds	5.50%	04/01/19	950,000	1,038,739
GO Bonds	5.00%	11/01/19	2,425,000	2,666,239
GO Bonds	5.00%	09/01/20	2,560,000	2,859,520
GO Bonds	5.00%	11/01/24 (b)	750,000	834,795
GO Bonds	5.00%	09/01/25 (b)	2,565,000	2,949,596
GO Bonds	5.00%	11/01/25 (b)(f)	495,000	550,371
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,578,715
GO Bonds	6.00%	11/01/35 (b)(f)	4,190,000	4,676,375
GO Bonds	5.00%	09/01/36 (b)	2,435,000	2,714,976
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,196,520
GO Bonds Series C	3.25%	09/01/27 (b)	2,700,000	2,728,458
GO Refunding Bonds	5.00%	09/01/21	1,280,000	1,452,390
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	2,660,000	3,021,042
California Dept of Water Resources
Water RB Series 2011AI	5.00%	12/01/16 (g)	195,000	195,023
Water RB Series 2011AI	5.00%	12/01/16	1,805,000	1,805,217
California Dept of Water Resources Power Supply System
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,574,428
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	795,615
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/17 (f)	200,000	200,564
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,421,180
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,264,477
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	724,465
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(f)	145,000	160,608
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	280,605
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	201,072
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	368,953
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17 (f)	750,000	769,762
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	134,471
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	799,967
Refunding RB (Adventist Health) Series 2016A	4.00%	03/01/39 (b)	2,000,000	1,881,680
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	194,716
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/21 (a)	400,000	450,548
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	428,381
2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	114,696
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	228,582
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	800,000	898,912
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/23	785,000	909,501
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (b)	1,635,000	1,910,154
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17 (g)	215,000	218,133
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18 (g)	775,000	807,379
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (g)	245,000	272,918
RB (USC) Series 2010	5.00%	12/01/19	470,000	518,777
RB (USC) Series 2010	3.25%	12/01/21 (b)	750,000	785,587
RB (USC) Series 2010	5.00%	12/01/23 (b)	670,000	749,871
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,250,000	1,380,900
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (b)	250,000	283,925
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (b)	330,000	371,003
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (b)	350,000	391,734
Refunding RB (Walt Disney Family Museum) Series 2016	3.00%	02/01/37 (b)	500,000	423,775
California Municipal Finance Auth
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (b)	600,000	644,046
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (b)	1,000,000	1,071,120
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)(g)	1,000,000	1,159,490
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,157,510
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,128,290
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,318,181
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,369,225
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,489,313
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,167,760
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,582,170
Lease Refunding RB Series 2014G	5.00%	01/01/20 (f)	2,000,000	2,190,620
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	336,661
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	374,234
RB (Cottage Health) Series 2015	4.00%	11/01/18	100,000	105,035
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	213,338
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	111,667
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (b)	800,000	864,488
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (b)	700,000	749,952
RB (St. Joseph Health) Series 2000	4.50%	07/01/18 (g)	1,690,000	1,746,023
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	994,087
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	331,458
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	160,665
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	135,449
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (b)	555,000	608,657
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (b)	500,000	537,005
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/33 (b)	750,000	801,255
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	335,052
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	490,697
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	615,543
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	454,624
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,502,275
3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)(g)	1,300,000	1,607,346
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	110,076
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	82,199
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	130,298
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	465,000	531,035
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (b)	1,060,000	1,213,827
Colton Joint USD
GO Refunding Bonds Series 2016	5.00%	02/01/31 (b)	500,000	562,125
GO Refunding Bonds Series 2016	5.00%	02/01/32 (b)	635,000	711,244
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,174,278
Compton USD
GO Refunding Bonds Election of 2002 Series 2016F	5.50%	06/01/28 (b)	250,000	293,105
GO Refunding Bonds Election of 2002 Series 2016F	5.50%	06/01/29 (b)	500,000	582,415
GO Refunding Bonds Election of 2002 Series 2016F	5.50%	06/01/30 (b)	500,000	579,375
GO Refunding Bonds Election of 2002 Series 2016F	5.50%	06/01/31 (b)	750,000	866,055
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (b)	125,000	134,384
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,101,233
Contra Costa Transportation Auth
LT Sales Tax RB Series 2015A	4.00%	03/01/26 (b)	1,000,000	1,090,570
LT Sales Tax RB Series 2015A	5.00%	03/01/27 (b)	310,000	364,011
Corona-Norco USD
GO Refunding Bond Series A	4.00%	08/01/33 (b)	800,000	816,712
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	380,000	435,845
GO Refunding Bonds Series 2014B	5.00%	08/01/22	245,000	280,224
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,005,000	2,315,113
Covina-Valley USD
GO Bonds Election of 2012 Series C	4.00%	08/01/41 (b)	1,360,000	1,341,028
GO Refunding Bonds Series 2016	5.00%	08/01/32 (b)	1,310,000	1,496,518
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	215,574
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	323,008
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	56,430
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (b)	475,000	538,588
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	555,000	484,992
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	750,000	756,082
Refunding RB Series 2014A	5.00%	03/01/19	85,000	91,769
Elk Grove Finance Auth
Special Tax RB Series 2015	4.00%	09/01/20	575,000	615,566
Special Tax RB Series 2015	5.00%	09/01/21	450,000	505,251
Special Tax RB Series 2015	5.00%	09/01/22	450,000	513,018
Special Tax RB Series 2015	5.00%	09/01/23	775,000	894,148
4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	3,000,000	3,040,770
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	272,160
GO Refunding Bonds Series 2014	4.00%	08/01/21	125,000	135,536
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	915,472
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,039,797
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	320,982
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	399,172
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	537,694
GO Bonds Series C	5.00%	08/01/28 (b)	50,000	57,032
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	958,617
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,413,987
Glendale USD
GO Bonds Series 2011C	4.00%	09/01/33 (b)	1,000,000	1,021,040
GO Bonds Series 2011C	4.00%	09/01/34 (b)	500,000	508,470
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,973,585
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/21	340,000	386,332
Refunding COP Series 2014A	5.00%	12/01/22	375,000	431,258
Refunding COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,150,730
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/24	860,000	938,208
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	857,561
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/26	740,000	797,209
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/28 (b)	1,165,000	1,335,847
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (b)	730,000	830,922
Tax Allocation Refunding Bonds Series 2016	3.00%	02/01/33 (b)	1,415,000	1,268,010
Grossmont Union High School District
GO Refunding Bonds Election of 2008 Series 2016B	4.00%	08/01/42 (b)	1,735,000	1,721,155
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/20	1,015,000	1,095,429
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,198,127
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,086,350
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	114,624
GO RB Series 2014	5.00%	07/15/24	150,000	175,448
Healdsburg USD
GO Bonds Series 2012C	0.00%	08/01/28 (b)(c)	275,000	175,203
GO Bonds Series 2012C	0.00%	08/01/29 (b)(c)	600,000	365,430
GO Bonds Series 2012C	0.00%	08/01/31 (b)(c)	225,000	122,463
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	455,970
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	792,137
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	841,927
Electric System Refunding RB Series 2015C	5.00%	11/01/32 (b)	1,055,000	1,199,166
5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,240,270
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (b)	1,250,000	1,434,225
Inglewood USD
GO Bonds Series A	5.00%	08/01/17	155,000	159,055
GO Bonds Series A	6.25%	08/01/37 (b)	1,135,000	1,362,375
Irvine
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/17	355,000	362,718
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/18	1,600,000	1,671,664
Limited Obligation Improvement Bonds (Reassessment District #15-1)	4.00%	09/02/20	940,000	1,008,244
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	516,026
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	608,157
Kern Cnty
Refunding COP Series 2011A	5.00%	11/01/17	1,460,000	1,511,377
Refunding COP Series 2011A	5.00%	11/01/18	1,235,000	1,318,325
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/28 (b)	1,000,000	1,152,110
Refunding RB Series 2016A	5.00%	05/01/29 (b)	1,000,000	1,143,920
Refunding RB Series 2016A	5.00%	05/01/30 (b)	1,500,000	1,702,365
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	479,561
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	450,000	485,744
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	425,000	462,247
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,091,842
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (f)	4,950,000	5,448,168
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	156,465
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	556,685
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	483,617
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)(d)(g)	1,545,000	1,728,515
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	4.00%	09/01/18	830,000	867,508
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,614,666
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	285,000	285,413
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (b)	4,430,000	4,970,460
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	840,885
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,129,860
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,410,650
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	33,247
Los Angeles Dept of Water & Power
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,586,687
Power System RB Series 2012A	5.00%	07/01/29 (b)	215,000	244,178
6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,646,243
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,135,750
Refunding RB Series 2015A	5.00%	08/01/26 (b)	850,000	1,005,779
Refunding RB Series 2016B	4.00%	08/01/35 (b)	1,000,000	1,026,620
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (b)	650,000	731,282
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,235,223
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,635,000	2,945,983
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,065,000	2,304,333
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	545,105
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	875,135
Madera Irrigation District
RB Series 2016	4.00%	09/01/33 (b)	375,000	381,968
Water Refunding RB Series 2015	5.00%	09/01/28 (b)	2,205,000	2,528,738
Malibu
COP Series 2009A	4.00%	07/01/17 (g)	100,000	101,855
COP Series 2009A	4.00%	07/01/18 (g)	75,000	78,374
COP Series 2009A	5.00%	07/01/20 (b)(g)	75,000	81,833
Menlo Park Successor Redevelopment Agency
Tax Allocation Refunding Bonds (Las Pulgas) 2015	5.00%	10/01/25	575,000	670,456
Midpeninsula Open Space District
Refunding Bonds (Green Bonds) Series 2016 A	4.00%	09/01/34 (b)	1,195,000	1,231,985
Modesto Irrigation District
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	102,331
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	217,210
Moraga
COP 2013	4.00%	04/01/18	120,000	124,292
COP 2013	4.00%	04/01/25 (b)	145,000	159,478
COP 2013	5.00%	04/01/26 (b)	310,000	355,539
COP 2013	5.00%	04/01/27 (b)	430,000	489,448
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,174,217
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	928,673
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	456,049
RB Series 2011A	5.00%	08/01/20	200,000	221,294
RB Series 2011A	5.00%	08/01/21	550,000	616,539
RB Series 2011A	5.75%	08/01/40 (b)	700,000	796,229
Mt. Diablo USD Comm Fac District No. 1
Special Tax RB Series 2016	5.00%	08/01/22	375,000	430,114
Special Tax Refunding Bonds Series 2016	5.00%	08/01/23	380,000	441,457
Special Tax Refunding Bonds Series 2016	5.00%	08/01/24	375,000	438,833
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,385,474
7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Northern California Transmission Agency
Refunding RB Series 2016A	5.00%	05/01/33 (b)	2,000,000	2,262,920
Refunding RB Series 2016A	5.00%	05/01/34 (b)	1,000,000	1,126,290
Refunding RB Series 2016A	3.00%	05/01/35 (b)	1,850,000	1,658,562
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,166,020
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)	620,000	698,058
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	390,000	450,887
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	521,770
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,313,428
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	2,100,906
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	569,770
GO Bonds Series 2015A	5.00%	08/01/23	700,000	807,611
GO Bonds Series 2015A	5.00%	08/01/24	600,000	696,690
GO Bonds Series 2015A	5.00%	08/01/25	150,000	174,740
GO Bonds Series 2016A	4.00%	08/01/34 (b)	1,000,000	1,016,830
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	655,000	755,700
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	696,066
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	261,977
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	550,000	616,121
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,152,440
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,028,915
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (b)	1,365,000	1,525,565
GO Bonds Series D	5.00%	08/01/32 (b)	1,490,000	1,658,176
GO Bonds Series D	5.00%	08/01/33 (b)	1,685,000	1,868,530
Pacifica
Refunding COP 2016	5.00%	01/01/23	455,000	518,291
Refunding COP 2016	5.00%	01/01/24	250,000	287,200
Refunding COP 2016	5.00%	01/01/26	300,000	347,142
Refunding COP 2016	5.00%	01/01/29 (b)	895,000	1,015,834
Refunding COP 2016	4.00%	01/01/34 (b)	995,000	1,008,612
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	479,134
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	170,000	183,364
Palomar Health California
Refunding RB Series 2016	3.00%	11/01/17	500,000	502,345
Refunding RB Series 2016	4.00%	11/01/18	530,000	544,098
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (b)	750,000	877,117
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (b)	1,000,000	1,184,570
Lease Refunding RB Series 2016	5.25%	09/01/31 (b)	1,365,000	1,569,381
Lease Refunding RB Series 2016	5.25%	09/01/33 (b)	1,000,000	1,136,400
8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	650,000	773,571
Pomona Public Financing Auth
Lease Refunding RB Series BC	4.00%	06/01/36 (b)	1,040,000	1,049,017
Pomona USD
GO Bonds Series 2008G	0.00%	08/01/33 (b)(c)	1,000,000	511,340
GO Bonds Series 2008G	0.00%	08/01/35 (b)(c)	1,000,000	461,290
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19	1,370,000	1,494,519
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20	1,175,000	1,308,691
Rio Elementary SD
GO Bonds Series 2014B	4.00%	08/01/45 (b)	1,750,000	1,677,812
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (b)(c)	735,000	438,244
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	846,848
Limited Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	838,773
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/24	1,000,000	1,162,440
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,398,804
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (b)	300,000	339,498
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,091,720
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,107,020
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,151,400
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	75,000	79,305
Sacramento Municipal Utility District
Electric Refunding RB Series 2016D	5.00%	08/15/28	1,000,000	1,202,110
Salinas UHSD
GO BAN	0.00%	08/01/20 (b)(c)	2,000,000	1,857,300
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,675,000	1,913,436
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	815,581
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	640,909
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	410,039
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (b)	1,000,000	1,162,550
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	259,110
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	581,561
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,036,780
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,078,380
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	971,325
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	830,630
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,371,640
9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016A	5.00%	09/01/29 (b)	500,000	571,490
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/17 (g)	840,000	844,486
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	343,053
Refunding RB Series 2013A	5.00%	09/01/23	550,000	634,557
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,320,000	1,492,854
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,070,851
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,575,406
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	857,992
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	387,015
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)(d)(g)	2,565,000	2,635,461
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/25 (b)	450,000	523,876
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,715,568
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,656,251
San Francisco Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	477,536
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	300,000	344,145
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	414,604
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	441,215
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	455,653
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	481,037
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,059,220
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	308,270
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	569,010
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	3.00%	04/01/17	150,000	150,836
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/19	140,000	146,210
Solid Waste System Refunding Revenue COP 2014	4.00%	04/01/20	300,000	315,639
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	383,548
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	387,181
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	210,000	225,735
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	565,000	633,054
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (b)	235,000	274,724
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17 (g)	125,000	127,485
San Mateo UHSD
GO Bonds Series 2016	4.00%	09/01/34 (b)	1,000,000	1,025,980
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,883,093
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,096,534
10

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17 (g)	230,000	231,612
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17 (g)	115,000	115,806
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17 (g)	300,000	302,103
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	141,010
Lease RB Series 2014	5.00%	08/01/22	165,000	188,722
Lease RB Series 2014	3.00%	08/01/24	175,000	178,540
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	200,881
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	188,151
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	363,427
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)(d)(g)	900,000	1,035,252
Tax Allocation Refunding Bonds Series 2016A	4.00%	09/01/36 (b)	750,000	756,607
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,170,000	2,390,277
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	345,000	397,737
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	118,188
GO Bonds Series B	5.00%	08/01/19	75,000	82,055
Refunding Bonds Series 2016A	4.00%	07/01/35 (b)	1,000,000	1,028,070
Sausalito Marin City SD
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	90,000	105,820
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	210,000	245,498
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,353,105
Simi Valley USD
GO Bonds Series 2017	5.00%	08/01/27 (e)	1,500,000	1,749,525
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	524,385
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	553,165
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/33 (b)(c)	200,000	97,730
GO Bonds Series 2012B	0.00%	08/01/34 (b)(c)	250,000	115,578
GO Bonds Series 2012B	0.00%	08/01/35 (b)(c)	250,000	109,578
GO Bonds Series 2012B	0.00%	08/01/36 (b)(c)	350,000	145,485
GO Bonds Series 2012B	0.00%	08/01/37 (b)(c)	450,000	177,161
GO Bonds Series 2012B	0.00%	08/01/38 (b)(c)	1,000,000	372,150
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (f)	4,505,000	5,079,928
Water Refunding RB Series 2016A	5.00%	07/01/34 (b)	390,000	446,948
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,619,482
Southwestern CCD
GO Refunding Bonds Series 2016B	4.00%	08/01/34 (b)	1,575,000	1,601,507
GO Refunding Bonds Series 2016B	4.00%	08/01/35 (b)	1,000,000	1,013,590
GO Refunding Bonds Series 2016B	4.00%	08/01/36 (b)	2,250,000	2,271,510
Sweetwater UHSD
GO Refunding Bonds Series 2016	5.00%	08/01/33 (b)	1,000,000	1,109,290
11

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/21	605,000	657,000
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	687,393
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	714,985
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	740,194
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	768,021
Tustin Community Redevelopment Agency
Tax Allocation Refunding Bond Series 2016	4.00%	09/01/34 (b)	2,470,000	2,497,763
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)(d)(g)	950,000	1,127,583
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)(d)(g)	3,980,000	4,100,952
General RB Series 2011AB	3.00%	05/15/18	565,000	580,594
Limited Project RB Series 2012G	5.00%	05/15/42 (b)	3,000,000	3,333,570
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	150,000	152,099
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	105,392
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	108,335
Medical Center Pooled RB Series 2016L	4.00%	05/15/38 (b)	500,000	495,015
Medical Center Pooled RB Series 2016L	4.00%	05/15/44 (b)	1,000,000	975,540
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	976,607
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,948,261
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,093,644
Victor Valley UHSD
GO Refunding Bonds Series 2016B	4.00%	08/01/36 (b)	2,000,000	2,001,500
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25 (e)	320,000	367,936
GO Refunding Bonds Series 2016B	5.00%	08/01/26 (e)	450,000	518,341
GO Refunding Bonds Series 2016B	5.00%	08/01/27 (b)(e)	390,000	445,743
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)(e)	515,000	583,850
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (b)(e)	595,000	663,901
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (b)(e)	635,000	705,561
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	72,727
Revenue COP Series 2011	5.00%	06/01/20	275,000	303,232
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,090,754
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	149,549
Water RB Series 2011	4.15%	03/01/19	130,000	137,186
Water RB Series 2011	4.65%	03/01/21	115,000	126,362
Yuba CCD
GO Series 2007B	0.00%	08/01/44 (b)(c)(d)(g)	1,000,000	257,720
				400,230,151
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,348,210
12

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Auth
Federal Highway Grant Anticipation RB Series 2015	5.00%	09/01/18	500,000	521,930
Total Fixed-Rate Obligations
(Cost $399,496,770)				402,100,291

Variable-Rate Obligations 4.5% of net assets
CALIFORNIA 4.5%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	1.45%	04/01/45 (b)	5,000,000	4,960,000
Toll Bridge RB Series 2007A1	1.25%	04/01/47 (b)	1,000,000	999,650
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,514,175
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	498,865
California
GO Bonds	4.00%	12/01/27 (b)	500,000	507,310
GO Bonds	3.00%	12/01/32 (b)	3,000,000	3,102,990
GO Refunding Bonds 2012B	1.45%	05/01/18 (b)	1,000,000	1,003,940
GO Refunding Bonds 2012B	1.70%	05/01/20 (b)	1,000,000	1,012,640
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,181,660
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.50%	04/01/52 (b)	2,620,000	2,623,223
Total Variable-Rate Obligations
(Cost $19,342,426)				19,404,453

End of Investments.

At 11/30/16, the tax basis cost of the fund's investments was $418,839,196 and the unrealized appreciation and depreciation were $10,295,948 and ($7,630,400), respectively, with a net unrealized appreciation of $2,665,548.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Escrowed with U.S. Government debt.

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
LT –	Limited tax
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UHSD –	Union high school district
USD –	Unified school district

13

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$402,100,291	$—	$402,100,291
Variable-Rate Obligations[1]	—	19,404,453	—	19,404,453
Total	$—	$421,504,744	$—	$421,504,744
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2016.
14

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at the mean of the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV16
15

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 17, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	January 17, 2017